UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07607

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Sara Furber 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	12/31

Date of reporting period:	9/30/10

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (100.0%)
Agency Adjustable Rate Mortgages (1.4%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.52%, 5/1/37	$979		$1,044
6.04%, 2/1/37	285		303
Federal National Mortgage Association,
Conventional Pools:
2.61%, 5/1/35	945		989
5.74%, 3/1/38	245		260
Government National Mortgage Association,
Various Pools:
3.13%, 12/20/25	17		18
3.38%, 1/20/25 – 6/20/25	356		368
3.63%, 9/20/27	7		8
			2,990
Agency Fixed Rate Mortgages (27.4%)
Federal Home Loan Mortgage Corp.,
Gold Pools:
5.00%, 1/1/37	3,986		4,212
5.50%, 3/1/38 (a)	1,872		1,987
5.50%, 5/1/38	3,196		3,392
6.00%, 8/1/37 – 8/1/38	871		936
6.50%, 9/1/32 – 9/1/36	1,859		2,032
7.50%, 6/1/20 – 5/1/35	228		260
8.00%, 8/1/32	98		113
8.50%, 8/1/31	124		146
October TBA:
4.50%, 10/25/40 (a)	1,075		1,118
Federal National Mortgage Association,
Conventional Pools:
5.00%, 3/1/37 – 7/1/40	5,292		5,609
5.50%, 5/1/37 – 8/1/38	5,620		6,007
6.00%, 7/1/37 – 12/1/38	6,580		7,076
6.50%, 11/1/27 – 10/1/38	1,190		1,307
7.00%, 6/1/29 – 11/1/32	97		110
7.50%, 8/1/37	321		367
8.00%, 4/1/33	242		281
8.50%, 10/1/32	219		255
9.50%, 4/1/30	74		87
13.00%, 10/1/15	—	@	—	@
November TBA:
4.50%, 11/25/40 (a)	8,015		8,331
October TBA:
4.00%, 10/25/25 (a)	1,050		1,096
Government National Mortgage Association,
November TBA:
4.00%, 11/25/40 (a)	6,275		6,469
4.50%, 11/25/40 (a)	3,050		3,202
5.50%, 11/25/40 (a)	2,050		2,201
Various Pools:
4.50%, 5/15/40	1,111		1,172
9.00%, 1/15/25	7		8

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Face Amount (000)	Value (000)
9.50%, 10/15/16	$9	$9
		57,783
Asset-Backed Securities (2.0%)
Ally Master Owner Trust,
2.88%, 4/15/15 (b)	600	619
3.47%, 4/15/15 (b)	225	230
ARI Fleet Lease Trust
1.71%, 8/15/18 (b)(c)	302	302
Brazos Student Finance Corp.
1.19%, 6/25/35 (c)	187	187
Chesapeake Funding LLC
2.26%, 12/15/20 (b)(c)	406	410
Ford Credit Floorplan Master Owner Trust
1.96%, 2/15/17 (b)(c)	875	911
GE Dealer Floorplan Master Note Trust
1.81%, 10/20/14 (b)(c)	500	509
Missouri Higher Education Loan Authority
1.17%, 8/27/29 (c)	317	317
Westlake Automobile Receivables Trust
5.00%, 5/15/15 (b)	775	780
		4,265
Collateralized Mortgage Obligations - Agency Collateral Series (0.9%)
Federal Home Loan Mortgage Corp.,
IO STRIPS
7.49%, 5/15/36 (c)	3,664	589
7.50%, 12/1/29	17	5
8.00%, 1/1/28 – 6/1/31	35	8
Federal National Mortgage Association,
IO REMIC
5.00%, 8/25/37	1,656	154
6.00%, 5/25/33 – 7/25/33	649	109
6.44%, 2/25/24 (c)	2,154	241
IO STRIPS
8.00%, 4/1/24 – 6/1/30	122	29
9.00%, 11/1/26	5	1
REMIC
7.00%, 9/25/32	195	227
Goverment National Mortgage Association,
IO STRIPS
5.79%, 9/20/40 (a)	4,200	643
		2,006
Commercial Mortgage Backed Securities (3.4%)
Banc of America Commercial Mortgage, Inc.
5.93%, 2/10/51 (c)	1,800	1,940
Citigroup Commercial Mortgage Trust,
5.43%, 10/15/49	950	1,029

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Face
	Amount	Value
	(000)	(000)
5.92%, 3/15/49 (c)	$1,175	$1,302
Commercial Mortgage Pass Through Certificates
6.01%, 12/10/49 (c)	800	872
Greenwich Capital Commercial Funding Corp.
5.44%, 3/10/39	1,085	1,146
LB-UBS Commercial Mortgage Trust
5.16%, 2/15/31	755	822
		7,111
Corporate Bonds (37.6%)
Finance (18.1%)
Abbey National Treasury Services PLC
3.88%, 11/10/14 (b)	330	338
Aegon N.V.
4.63%, 12/1/15	425	452
Aflac, Inc.
3.45%, 8/15/15 (d)	255	265
AIG SunAmerica Global Financing VI
6.30%, 5/10/11 (b)	835	856
American Express Credit Corp.
7.30%, 8/20/13	520	598
Bank of America Corp.
5.63%, 7/1/20 (d)	320	339
Barclays Bank PLC
6.75%, 5/22/19 (d)	535	637
Bear Stearns Cos. LLC (The)
7.25%, 2/1/18	320	390
BioMed Realty LP
6.13%, 4/15/20 (b)	215	234
Boston Properties LP
5.88%, 10/15/19	200	224
Brookfield Asset Management, Inc.
5.80%, 4/25/17	455	479
Capital One Bank, USA NA
8.80%, 7/15/19	425	544
Catlin Insurance Co., Ltd.
7.25%, (b)(c)(e)	400	328
Citigroup, Inc.
8.50%, 5/22/19	1,465	1,814
Credit Agricole SA
3.50%, 4/13/15 (b)	775	800
Credit Suisse AG
5.40%, 1/14/20	875	935
Credit Suisse, New York
6.00%, 2/15/18	145	160
Digital Reality Trust LP
4.50%, 7/15/15 (b)	605	625
Discover Bank/Greenwood
7.00%, 4/15/20	620	676

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Duke Realty LP
6.75%, 3/15/20	$400	$448
Farmers Exchange Capital
7.05%, 7/15/28 (b)	605	599
Farmers Insurance Exchange
8.63%, 5/1/24 (b)	250	290
General Electric Capital Corp.,
5.63%, 5/1/18	920	1,023
6.00%, 8/7/19 (d)	825	930
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18 (d)	1,320	1,466
7.50%, 2/15/19	250	298
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	450	458
HBOS PLC
6.75%, 5/21/18 (b)	790	795
Health Care REIT, Inc.
6.13%, 4/15/20	325	349
HSBC Bank PLC
3.50%, 6/28/15 (b)	445	467
HSBC Bank USA NA
4.88%, 8/24/20 (d)	300	314
ING Bank NV
3.00%, 9/1/15 (b)	320	320
Intesa Sanpaolo SpA
3.63%, 8/12/15 (b)	435	441
JPMorgan Chase & Co.,
3.40%, 6/24/15	155	161
4.95%, 3/25/20	125	134
6.00%, 1/15/18	540	618
6.30%, 4/23/19	115	133
KeyCorp
6.50%, 5/14/13 (d)	520	570
Lloyds TSB Bank PLC
5.80%, 1/13/20 (b)	120	126
Macquarie Group Ltd.
6.00%, 1/14/20 (b)	640	670
Merrill Lynch & Co., Inc.
6.88%, 4/25/18	1,360	1,528
MetLife, Inc.
7.72%, 2/15/19 (d)	425	542
NASDAQ OMX Group, Inc. (The)
5.55%, 1/15/20	430	458
Nationwide Building Society
6.25%, 2/25/20 (b)	900	992
Pacific LifeCorp
6.00%, 2/10/20 (b)	325	351
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17	305	337
PNC Funding Corp.
6.70%, 6/10/19	340	403

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Face Amount (000)	Value (000)
Principal Financial Group, Inc.
8.88%, 5/15/19	$235	$310
Prudential Financial, Inc.,
4.75%, 9/17/15 (d)	430	466
6.63%, 12/1/37 (d)	130	147
7.38%, 6/15/19 (d)	150	183
Regions Financial Corp.
5.75%, 6/15/15	545	555
Reinsurance Group of America, Inc.
6.45%, 11/15/19	310	344
Royal Bank of Scotland PLC (The)
4.88%, 3/16/15 (d)	770	811
Santander US Debt SA Unipersonal
3.72%, 1/20/15 (b)(d)	500	508
SLM Corp.
5.00%, 10/1/13	330	324
Societe Generale
3.10%, 9/14/15 (b)	315	317
Standard Chartered Bank
6.40%, 9/26/17 (b)	305	341
Standard Chartered PLC
3.85%, 4/27/15 (b)	315	329
Svenska Handelsbanken AB
5.13%, 3/30/20 (b)	425	466
TD Ameritrade Holding Corp.
5.60%, 12/1/19	560	620
UBS AG
5.88%, 12/20/17 (d)	480	544
UnitedHealth Group, Inc.
6.63%, 11/15/37	545	637
US Central Federal Credit Union (U.S. Government Guaranteed)
1.90%, 10/19/12	2,190	2,247
Vornado Realty LP
4.25%, 4/1/15	325	337
WEA Finance LLC/WT Finance Australia Property Ltd.
6.75%, 9/2/19 (b)	400	475
WellPoint, Inc.
6.38%, 6/15/37	805	901
Wells Fargo & Co.
5.63%, 12/11/17 (d)	830	947
Westpac Banking Corp.
3.00%, 8/4/15	415	424
		38,148
Industrials (15.7%)
Agilent Technologies, Inc.
5.50%, 9/14/15	120	135
Altria Group, Inc.,
4.13%, 9/11/15 (d)	335	360
9.25%, 8/6/19	175	235

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Face Amount (000)	Value (000)
Anadarko Petroleum Corp.
6.95%, 6/15/19 (d)	$235	$263
Anglo American Capital PLC
9.38%, 4/8/19 (b)(d)	455	615
Anheuser-Busch InBev Worldwide, Inc.,
4.13%, 1/15/15 (d)	30	32
5.38%, 11/15/14 (b)	80	90
7.20%, 1/15/14 (b)	285	332
ArcelorMittal
9.85%, 6/1/19 (d)	255	328
AT&T Corp.
8.00%, 11/15/31	10	13
AT&T, Inc.,
5.35%, 9/1/40 (b)	301	304
6.15%, 9/15/34	415	456
6.30%, 1/15/38	170	193
AutoNation, Inc.
6.75%, 4/15/18 (d)	185	191
BAT International Finance PLC
9.50%, 11/15/18 (b)	330	449
Bombardier, Inc.,
7.50%, 3/15/18 (b)	115	124
7.75%, 3/15/20 (b)	220	239
Boston Scientific Corp.
6.00%, 1/15/20 (d)	660	705
Bunge Ltd. Finance Corp.
8.50%, 6/15/19 (d)	220	266
CBS Corp.
8.88%, 5/15/19 (d)	195	255
CenturyTel, Inc.
6.15%, 9/15/19 (d)	120	123
Comcast Corp.,
5.15%, 3/1/20 (d)	255	279
5.70%, 5/15/18	120	138
ConAgra Foods, Inc.
8.25%, 9/15/30	360	487
Constellation Brands, Inc.
7.25%, 9/1/16 (d)	140	150
Cooper US, Inc.
5.25%, 11/15/12 (d)	290	315
Corning, Inc.,
6.63%, 5/15/19	150	182
7.25%, 8/15/36	245	295
COX Communications, Inc.
8.38%, 3/1/39 (b)(d)	45	61
CRH America, Inc.
6.00%, 9/30/16	325	364
CSC Holdings LLC
7.63%, 7/15/18 (d)	265	287
CVS Pass-Through Trust,
6.04%, 12/10/28	340	361

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Face Amount (000)	Value (000)
8.35%, 7/10/31 (b)	$392	$487
Daimler Finance North America LLC
7.30%, 1/15/12	190	204
Darden Restaurants, Inc.
6.20%, 10/15/17	590	692
Delhaize America, Inc.
9.00%, 4/15/31	258	366
Deutsche Telekom International Finance BV
8.75%, 6/15/30	165	232
DirecTV Holdings LLC / DirecTV Financing Co., Inc.,
5.88%, 10/1/19	160	182
7.63%, 5/15/16	150	167
DISH DBS Corp.
7.13%, 2/1/16	220	232
Expedia, Inc.
5.95%, 8/15/20 (b)	300	305
FBG Finance Ltd.
5.13%, 6/15/15 (b)	95	105
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 4/1/17	130	145
Frontier Communications Corp.
8.50%, 4/15/20	675	748
Gaz Capital SA for Gazprom
6.51%, 3/7/22 (b)(d)	165	176
Genzyme Corp.
3.63%, 6/15/15 (b)	300	318
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (b)(d)	300	315
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	380	414
HCA, Inc.
8.50%, 4/15/19	225	252
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)	180	197
Home Depot, Inc.
5.88%, 12/16/36	435	465
Hyatt Hotels Corp.
6.88%, 8/15/19 (b)	220	245
Ingram Micro, Inc.
5.25%, 9/1/17 (d)	330	342
International Paper Co.,
7.30%, 11/15/39 (d)	280	314
7.95%, 6/15/18	300	364
JC Penney Co., Inc.
5.65%, 6/1/20 (d)	120	123
JC Penney Corp., Inc.
6.38%, 10/15/36	251	243
KLA-Tencor Corp.
6.90%, 5/1/18	400	460
Kraft Foods, Inc.,
5.38%, 2/10/20	705	789

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Face Amount (000)		Value (000)
7.00%, 8/11/37	$115		$142
Lafarge SA
5.50%, 7/9/15 (b)	295		310
Life Technologies Corp.
6.00%, 3/1/20 (d)	300		340
MGM Resorts International
13.00%, 11/15/13	435		513
Mosaic Co. (The)
7.63%, 12/1/16 (b)	580		629
NBC Universal, Inc.
5.15%, 4/30/20 (b)	360		390
News America, Inc.
7.85%, 3/1/39	460		589
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (b)	185		197
Omnicom Group, Inc.
4.45%, 8/15/20	310		319
Petrobras International Finance Co.
5.75%, 1/20/20 (d)	405		450
Pioneer Natural Resources Co.
6.65%, 3/15/17 (d)	150		161
QEP Resources, Inc.
6.88%, 3/1/21	200		218
Quest Diagnostics, Inc.
6.95%, 7/1/37	560		645
QVC, Inc.
7.13%, 4/15/17 (b)(d)	365		380
Qwest Corp.,
6.50%, 6/1/17	210		230
6.88%, 9/15/33 (d)	495		491
Rio Tinto Finance USA Ltd.
9.00%, 5/1/19 (d)	640		895
Ryder System, Inc.
7.20%, 9/1/15	165		194
Sable International Finance Ltd.
7.75%, 2/15/17 (b)	480		509
SBA Telecommunications, Inc.,
8.25%, 8/15/19 (b)	—	@	—	@
8.25%, 8/15/19	255		282
Southern Copper Corp.,
5.38%, 4/16/20 (d)	110		117
6.75%, 4/16/40 (d)	160		176
Systems 2001 Asset Trust LLC
6.66%, 9/15/13 (b)	374		413
Teck Resources Ltd.
10.25%, 5/15/16 (d)	355		432
Telecom Italia Capital SA,
7.00%, 6/4/18	460		529
7.18%, 6/18/19 (d)	20		24
Telefonica Europe BV
8.25%, 9/15/30 (d)	420		555

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Face Amount (000)	Value (000)
Time Warner Cable, Inc.,
6.75%, 6/15/39 (d)	$100	$116
8.75%, 2/14/19 (d)	285	377
Time Warner, Inc.,
4.70%, 1/15/21 (d)	290	308
4.88%, 3/15/20 (d)	100	109
5.88%, 11/15/16 (d)	95	111
7.70%, 5/1/32	40	50
Vale Overseas Ltd.,
5.63%, 9/15/19 (d)	250	277
6.88%, 11/10/39	45	52
Verizon Communications, Inc.,
6.35%, 4/1/19 (d)	235	287
8.95%, 3/1/39	405	596
Viacom, Inc.
6.88%, 4/30/36	275	324
Vivendi SA
6.63%, 4/4/18 (b)	240	279
Warner Chilcott Co. LLC
7.75%, 9/15/18 (b)	325	336
Weatherford International Ltd.
9.63%, 3/1/19 (d)	450	588
Woolworths Ltd.
4.00%, 9/22/20 (b)	335	342
WPP Finance UK
8.00%, 9/15/14	270	322
Wynn Las Vegas LLC
7.75%, 8/15/20 (b)	520	551
Xerox Corp.,
5.63%, 12/15/19	100	112
6.35%, 5/15/18 (d)	95	110
Yum! Brands, Inc.
3.88%, 11/1/20	260	260
		33,146
Utilities (3.8%)
CenterPoint Energy Resources Corp.
6.25%, 2/1/37	185	210
CMS Energy Corp.
6.25%, 2/1/20	635	672
Colorado Interstate Gas Co.
6.80%, 11/15/15	275	326
EDF SA
4.60%, 1/27/20 (b)	210	229
El Paso Corp.
8.25%, 2/15/16	230	257
Enel Finance International SA
5.13%, 10/7/19 (b)	675	717
Energy Transfer Partners LP
9.00%, 4/15/19	350	449

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Face Amount (000)		Value (000)
Enterprise Products Operating LLC,
5.25%, 1/31/20 (d)	$110		$119
Series N
6.50%, 1/31/19 (d)	370		432
EQT Corp.
8.13%, 6/1/19	175		217
Exelon Generation Co. LLC
6.25%, 10/1/39	850		914
FirstEnergy Solutions Corp.
6.05%, 8/15/21	525		562
Iberdrola Finance Ireland Ltd.
5.00%, 9/11/19 (b)	450		450
Kinder Morgan Finance Co. ULC
5.70%, 1/5/16	570		591
Nisource Finance Corp.,
6.13%, 3/1/22	200		227
6.80%, 1/15/19	395		469
NRG Energy, Inc.
8.50%, 6/15/19	245		260
Plains All American Pipeline LP / PAA Finance Corp.,
6.70%, 5/15/36	310		340
8.75%, 5/1/19 (d)	185		235
PPL Energy Supply LLC
6.30%, 7/15/13	390		434
			8,110
			79,404
Mortgages - Other (4.0%)
Banc of America Alternative Loan Trust
5.25%, 1/25/21	1,206		1,169
Banc of America Mortgage Securities, Inc.
1.16%, 1/25/36 (c)	—	@	—	@
Bear Stearns Adjustable Rate Mortgage Trust
5.70%, 2/25/36 (c)	—	@	—	@
Countrywide Home Loan Mortgage Pass Through Trust
6.00%, 8/25/37	1,325		1,079
FDIC Structured Sale Guaranteed Notes
0.81%, 2/25/48 (b)(c)	852		855
First Horizon Alternative Mortgage Securities,
5.00%, 11/25/20	646		664
6.25%, 8/25/36	606		478
GMAC Mortgage Corp. Loan Trust,
4.25%, 7/25/40 (b)	1,462		1,493
5.75%, 4/25/36	366		350
GS Mortgage Securities Corp.
7.50%, 9/25/36 (b)(c)	715		634
JP Morgan Mortgage Trust
6.00%, 6/25/37	352		308
Lehman Mortgage Trust
5.50%, 2/25/36	675		593

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Face Amount (000)	Value (000)
Mastr Adjustable Rate Mortgages Trust
1.31%, 4/25/46 (c)	$909	$41
Structured Adjustable Rate Mortgage Loan Trust
2.65%, 1/25/35 (c)	589	456
WaMu Mortgage Pass Through Certificates
2.77%, 9/25/35 (c)	375	322
		8,442
Municipal Bonds (1.3%)
Chicago Illinois Transit Authority
6.20%, 12/1/40	255	260
City of Chicago, IL
6.40%, 1/1/40	100	107
City of New York, NY
5.97%, 3/1/36	215	233
Illinois State Toll Highway Authority
6.18%, 1/1/34	630	675
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	220	237
6.66%, 4/1/57	415	438
New York City Transitional Finance Authority
5.27%, 5/1/27	210	228
State of California, General Obligation Bonds
5.95%, 4/1/16	485	536
		2,714
Sovereign (0.9%)
Bermuda Government International Bond
5.60%, 7/20/20 (b)	300	325
Export - Import Bank of Korea
4.13%, 9/9/15	165	174
Federative Republic of Brazil
6.00%, 1/17/17	560	655
Korea Development Bank
4.38%, 8/10/15	335	356
State of Qatar
4.00%, 1/20/15 (b)	275	291
		1,801
U.S. Agency Securities (3.4%)
Federal Home Loan Mortgage Corp.,
4.88%, 6/13/18	2,500	2,942
6.75%, 3/15/31	800	1,123
Federal National Mortgage Association,
1.25%, 8/20/13	1,100	1,113
2.50%, 5/15/14	2,000	2,101
		7,279

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Face Amount (000)	Value (000)
U.S. Treasury Securities (17.7%)
U.S. Treasury Bonds,
4.25%, 5/15/39 (d)	$4,200	$4,618
4.38%, 11/15/39	400	449
5.25%, 11/15/28	2,800	3,538
7.50%, 11/15/24	6,335	9,604
U.S. Treasury Notes,
1.75%, 7/31/15 (d)	10,000	10,242
2.63%, 12/31/14	2,360	2,514
2.75%, 2/15/19 (d)	3,575	3,709
3.25%, 12/31/16	2,500	2,729
		37,403
Total Fixed Income Securities (Cost $199,622)		211,198

Shares
Short-Term Investments (24.3%)
Securities held as Collateral on Loaned Securities (11.7%)
Investment Company (10.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	21,593,108	21,593

	Face Amount (000)
Repurchase Agreements (1.4%)
Bank of America Securities, LLC, (0.32%, dated 9/30/10, due 10/01/10; proceeds $1,422; fully collateralized by a U.S. Government Agency at the date of this Portfolio of Investments as follows: Federal National Mortgage Association; 4.50% due 9/01/40; valued at $1,450)	$1,422	1,422
Barclays Capital, Inc., (0.25%, dated 9/30/10, due 10/01/10; proceeds $1,617; fully collateralized by a U.S. Treasury Security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond; 8.50% due 2/15/20; valued at $1,650)	1,617	1,617
		3,039
Total Securities held as Collateral on Loaned Securities (Cost $24,632)		24,632

Shares
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	822,678	823

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Face Amount (000)	Value (000)
U.S. Treasury Securities (12.2%)
U.S. Treasury Bills,
0.11%, 11/4/10 (d)(g)	$5,800	$5,799
0.14%, 10/7/10 (d)(g)	6,500	6,500
0.14%, 10/28/10 (d)(g)(h)	1,260	1,260
0.16%, 11/18/10 (d)(g)	8,200	8,198
0.17%, 10/28/10 (d)(g)(h)	320	320
0.18%, 10/28/10 (d)(g)(h)	75	75
0.19%, 10/28/10 (d)(g)(h)	320	320
0.20%, 10/28/10 (d)(g)(h)	1,265	1,265
0.25%, 2/10/11 (g)	1,800	1,798
		25,535
Total Short-Term Investments (Cost $50,990)		50,990
Total Investments (124.2%) (Cost $250,612) Including $50,228 of Securities Loaned +		262,188
Liabilities in Excess of Other Assets (-24.2%)		(51,164)
Net Assets (100.0%)		$211,024

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2010.
(d)

The value of loaned securities and related collateral outstanding at September 30, 2010, were approximately $50,228,000 and $51,247,000 respectively. The Fund received cash collateral of $24,632,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $26,614,000 was received in the form of a common stock and U.S. Government Obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(e)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at September 30, 2010.

(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(g)	Rate shown is the yield to maturity at September 30, 2010.
(h)	All or a portion of the security was pledged to cover margin requirements for futures contracts and as collateral for swap agreements.
+

At September 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $250,612,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $11,576,000 of which $12,882,000 related to appreciated securities and $1,306,000 related to depreciated securities.

@	Value is less than $500.
IO	Interest Only
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	59	$12,949	Dec-10	$2
U.S. Treasury 5 yr. Note	166	20,064	Dec-10	153

Short:
U.S. Treasury 10 yr. Note	(203)	(25,587)	Dec-10	(171)
U.S. Treasury 30 yr. Bond	(58)	(7,756)	Dec-10	15
				$(1)

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Credit Suisse	3 Month LIBOR	Receive	2.63%	3/11/15	$14,131		$(811)
Credit Suisse	3 Month LIBOR	Receive	2.18	9/8/15	CAD	6,150	(22)
Credit Suisse	3 Month LIBOR	Receive	2.21	9/8/15	4,437		(22)
Credit Suisse	3 Month LIBOR	Pay	4.07	9/8/20	7,204		50
Credit Suisse	3 Month LIBOR	Pay	4.12	9/8/20	5,196		48
							$(757)

CAD	—	Canadian Dollar

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Deutsche Bank	$5,488	3 Month LIBOR	Receive	11/15/21	$(1,077)
JPMorgan Chase	1,125	3 Month LIBOR	Receive	11/15/21	(248)
					$(1,325)

LIBOR   London Interbank Offered Rate

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010. (See Notes to Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$2,990	$—	$2,990
Agency Fixed Rate Mortgages	—	57,783	—	57,783
Asset-Backed Securities	—	4,265	—	4,265
Collateralized Mortgage Obligations - Agency Collateral Series	—	2,006	—	2,006
Commercial Mortgage Backed Securities	—	7,111	—	7,111
Corporate Bonds	—	79,404	—	79,404
Mortgages - Other	—	8,442	—	8,442
Municipal Bonds	—	2,714	—	2,714
Sovereign	—	1,801	—	1,801
U.S. Agency Securities	—	7,279	—	7,279
U.S. Treasury Securities	—	37,403	—	37,403
Total Fixed Income Securities	—	211,198	—	211,198
Futures Contracts	170	—	—	170
Short-Term Investments
Investment Company	22,416	—	—	22,416
Repurchase Agreements	—	3,039	—	3,039
U.S. Treasury Securities	—	25,535	—	25,535
Total Short-Term Investments	22,416	28,574	—	50,990
Interest Rate Swap Agreements	—	98	—	98
Total Assets	22,586	239,870	—	262,456

Liabilities:
Futures Contracts	171	—	—	171
Interest Rate Swap Agreements	—	855	—	855
Zero Coupon Swap Agreements	—	1,325	—	1,325
Total Liabilities	171	2,180	—	2,351
Total	$22,415	$237,690	$—	$260,105

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of period. As of September 30, 2010, the portfolio did not have any significant investments transfer between valuation levels.

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (94.5%)
Argentina (4.4%)
Sovereign (4.4%)
Argentina Bonos,
7.00%, 10/3/15	$10,770	$9,601
Republic of Argentina,
2.50%, 12/31/38 (a)(b)	1,575	647
8.28%, 12/31/33	11	9
		10,257
Brazil (10.0%)
Corporate Bond (0.6%)
Gerdau Trade, Inc.,
5.75%, 1/30/21 (c)	1,340	1,361

Sovereign (9.4%)
Banco Nacional de Desenvolvimento, Economic e Social,
5.50%, 7/12/20 (c)	1,360	1,474
6.37%, 6/16/18 (c)	2,340	2,679
Banco Nacional de Desenvolvimento, Economico e Social,
5.50%, 7/12/20	1,000	1,084
Federative Republic of Brazil,
5.88%, 1/15/19 (b)	3,060	3,603
7.13%, 1/20/37	350	462
8.00%, 1/15/18	2,219	2,664
8.88%, 10/14/19 – 4/15/24	3,765	5,361
11.00%, 8/17/40	3,450	4,796
		22,123
		23,484
Bulgaria (0.2%)
Sovereign (0.2%)
Republic of Bulgaria,
8.25%, 1/15/15 (c)	493	584

Colombia (3.7%)
Sovereign (3.7%)
Republic of Colombia,
7.38%, 3/18/19	3,820	4,852
11.75%, 2/25/20	2,390	3,764
		8,616
Croatia (0.4%)
Sovereign (0.4%)
Republic of Croatia,
6.63%, 7/14/20 (c)	920	997

Dominican Republic (0.4%)
Sovereign (0.4%)
Dominican Republic,
7.50%, 5/6/21 (b)(c)	420	475

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Face Amount (000)	Value (000)
9.04%, 1/23/18	$317	$377
		852
Ecuador (0.4%)
Sovereign (0.4%)
Republic of Ecuador,
9.38%, 12/15/15	1,050	961

Georgia (0.2%)
Sovereign (0.2%)
Republic of Georgia,
7.50%, 4/15/13	500	511

Ghana (0.8%)
Sovereign (0.8%)
Republic of Ghana,
8.50%, 10/4/17 (b)(c)	1,296	1,490
8.50%, 10/4/17	340	392
		1,882
Indonesia (9.2%)
Corporate Bonds (1.7%)
Bumi Investment Pte Ltd.,
10.75%, 10/6/17 (c)	1,200	1,200
Majapahit Holding BV,
7.75%, 1/20/20	1,650	1,988
Pindo Deli Finance BV,
Tranche A, Zero Coupon
3.49%, 4/28/15 (c)(d)(e)(f)	195	48
Tranche B, Zero Coupon
2.49%, 4/28/18 (c)(d)(e)(f)	1,640	180
Tranche C, Zero Coupon
Zero Coupon, 4/28/27 (d)(e)(f)	2,691	61
Tjiwi Kimia Finance BV,
Tranche A, Zero Coupon
3.49%, 4/28/15 (d)(e)(f)	781	195
Tranche B, Zero Coupon
3.50%, 4/28/18 (c)(d)(e)(f)	1,434	280
Tranche C, Zero Coupon
Zero Coupon, 4/28/27 (c)(d)(e)(f)	2,923	102
		4,054
Sovereign (7.5%)
Republic of Indonesia,
6.88%, 1/17/18 (c)	250	305
6.88%, 1/17/18	1,500	1,826
7.75%, 1/17/38 (c)	2,926	4,031
7.75%, 1/17/38	1,230	1,694

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Face Amount (000)	Value (000)
11.63%, 3/4/19 (c)	$640	$995
11.63%, 3/4/19	5,600	8,708
		17,559
		21,613
Ivory Coast (0.3%)
Sovereign (0.3%)
Ivory Coast,
2.50%, 12/31/32	1,337	784

Kazakhstan (4.2%)
Sovereign (4.2%)
Intergas Finance BV,
6.38%, 5/14/17	410	445
KazMunaiGaz Finance Sub BV,
7.00%, 5/5/20 (c)	1,311	1,452
7.00%, 5/5/20	900	997
9.13%, 7/2/18 (c)	3,850	4,726
9.13%, 7/2/18	1,800	2,220
		9,840
Lithuania (0.4%)
Sovereign (0.4%)
Republic of Lithuania,
6.75%, 1/15/15 (c)	770	838

Mexico (10.7%)
Sovereign (10.7%)
Pemex Project Funding Master Trust,
6.63%, 6/15/35 (b)	1,725	1,893
6.63%, 6/15/38	1,176	1,272
8.63%, 12/1/23	1,350	1,573
Petroleos Mexicanos,
5.50%, 1/21/21	4,320	4,622
8.00%, 5/3/19	1,176	1,464
United Mexican States,
5.63%, 1/15/17	689	792
5.95%, 3/19/19	5,422	6,390
6.05%, 1/11/40	2,140	2,461
6.75%, 9/27/34 (b)	3,591	4,480
		24,947
Panama (2.8%)
Sovereign (2.8%)
Republic of Panama,
5.20%, 1/30/20 (b)	3,240	3,605
8.88%, 9/30/27 (b)	1,183	1,724

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Face Amount (000)	Value (000)
9.38%, 4/1/29 (b)	$740	$1,125
		6,454
Peru (6.0%)
Sovereign (6.0%)
Republic of Peru,
7.13%, 3/30/19	1,670	2,100
7.35%, 7/21/25	5,720	7,450
8.75%, 11/21/33	3,005	4,485
		14,035
Philippines (4.9%)
Sovereign (4.9%)
Republic of Philippines,
8.38%, 6/17/19	2,172	2,907
8.88%, 3/17/15 (b)	2,128	2,729
9.00%, 2/15/13	2,180	2,575
9.50%, 2/2/30	2,071	3,187
		11,398
Russia (14.9%)
Sovereign (14.9%)
RSHB Capital S.A. for OJSC Russian Agricultural Bank,
6.30%, 5/15/17 (c)	1,401	1,468
7.18%, 5/16/13 (c)	1,210	1,301
7.18%, 5/16/13	10	11
Russian Federation,
5.00%, 4/29/20	9,500	9,946
7.50%, 3/31/30	13,821	16,625
7.50%, 3/31/30 (c)	562	676
Russian Federation (Registered),
12.75%, 6/24/28	2,700	4,921
		34,948
Senegal (0.2%)
Sovereign (0.2%)
Republic of Senegal,
8.75%, 12/22/14	360	373

South Africa (0.2%)
Sovereign (0.2%)
Republic of South Africa,
5.50%, 3/9/20	370	415

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Face Amount (000)	Value (000)
Sri Lanka (0.2%)
Sovereign (0.2%)
Sri Lanka Government International Bond,
6.25%, 10/4/20 (c)	$510	$517

Turkey (10.4%)
Sovereign (10.4%)
Republic of Turkey,
5.63%, 3/30/21 (b)	9,400	10,293
6.75%, 5/30/40	2,340	2,680
6.88%, 3/17/36	3,599	4,202
7.00%, 3/11/19	1,460	1,745
7.50%, 7/14/17 – 11/7/19	1,498	1,832
8.00%, 2/14/34	970	1,271
11.88%, 1/15/30	1,340	2,375
		24,398
Ukraine (4.0%)
Sovereign (4.0%)
Ukraine Government,
6.58%, 11/21/16	3,376	3,331
6.75%, 11/14/17	3,710	3,647
7.65%, 6/11/13	776	809
7.75%, 9/23/20 (c)	1,620	1,634
		9,421
Uruguay (0.3%)
Sovereign (0.3%)
Republic of Uruguay,
8.00%, 11/18/22 (b)	640	826

Venezuela (5.3%)
Sovereign (5.3%)
Republic of Venezuela,
5.75%, 2/26/16	1,634	1,142
6.00%, 12/9/20	880	521
7.00%, 3/31/38	1,079	615
7.65%, 4/21/25	1,850	1,133
8.50%, 10/8/14	770	651
9.25%, 9/15/27	6,770	4,993
10.75%, 9/19/13	3,500	3,316
		12,371
Total Fixed Income Securities (Cost $206,464)		221,322

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	No. of Warrants	Value (000)
Warrants (0.1%)
Nigeria (0.0%)
Central Bank of Nigeria, expires 11/15/2020 (d)(e)	750	$86

Venezuela (0.1%)
Republic of Venezuela, Oil-Linked Payment Obligation, expires 04/15/2020 (d)(e)	3,750	102
Total Warrants (Cost $0)		188

	Shares
Short-Term Investments (16.4%)
Securities held as Collateral on Loaned Securities (8.2%)
Investment Company (7.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g)	16,721,756	16,722

	Face Amount (000)
Repurchase Agreements (1.0%)
Bank of America Securities, LLC, (0.32%, dated 09/30/10, due 10/1/10; proceeds $1,101; fully collateralized by a U.S. Government Agency at the date of this Portfolio of Investments as follows: Federal National Mortgage Association; 4.50% due 09/1/40; valued at $1,123)	$1,101	1,101
Barclays Capital, Inc., (0.25%, dated 09/30/10, due 10/01/10; proceeds $1,252; fully collateralized by a U.S. Treasury Security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond; 8.50% due 02/15/20; valued at $1,278)	1,252	1,252
		2,353
Total Securities held as Collateral on Loaned Securities (Cost $19,075)		19,075

	Shares
Investment Company (8.2%)
United States (8.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g)	19,118,471	19,118
Total Short-Term Investments (Cost $38,193)		38,193
Total Investments (111.0%) (Cost $244,657) Including $19,075 of Securities Loaned +		259,703
Liabilities In Excess Of Other Assets (-11.0%)		(25,713)
Net Assets		$233,990

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

(a)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2010. Maturity date disclosed is the ultimate maturity date.
(b)

The value of loaned securities and related collateral outstanding at September 30, 2010 were approximately $18,772,000 and $19,075,000, respectively. The Fund received cash collateral of $19,075,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2010.
(e)	Security has been deemed illiquid at September 30, 2010.
(f)	Issuer is in default.
(g)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

+

At September 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $244,657,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $15,046,000 of which $20,019,000 related to appreciated securities and $4,973,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$5,415	$—	$5,415
Sovereign	—	215,907	—	215,907
Total Fixed Income Securities	—	221,322	—	221,322
Warrants	—	188	—	188
Short-Term Investments
Investment Company	35,840	—	—	35,840
Repurchase Agreements	—	2,353	—	2,353
Total Short-Term Investments	35,840	2,353	—	38,193
Total Assets	$35,840	$223,863	$—	$259,703

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the Levels as of the end of the period. As of September 30, 2010, the Portfolio did not have any significant investments transfer between valuation levels.

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Common Stocks (97.4%)
Argentina (0.2%)
Banco Macro SA ADR	55,560	$2,475

Brazil (11.9%)
Banco Bradesco SA (Preference)	147,015	2,947
Banco Bradesco SA ADR (a)	351,801	7,170
Banco do Brasil SA	308,300	5,855
BM&F Bovespa SA	1,155,000	9,659
BRF - Brasil Foods SA	642,394	9,776
Cia de Bebidas das Americas (Preference) ADR (a)	78,300	9,692
Itau Unibanco Holding SA	120,693	2,887
Itau Unibanco Holding SA (Preference) ADR	713,470	17,252
MRV Engenharia e Participacoes SA	453,300	4,303
NET Servicos de Comunicacao SA (Preference) (b)	164,229	2,145
OGX Petroleo e Gas Participacoes SA (b)	367,200	4,785
PDG Realty SA. Empreendimentos e Participacoes	613,700	7,309
Petroleo Brasileiro SA ADR	171,293	5,622
Petroleo Brasileiro SA ADR (a)	105,100	3,812
Petroleo Brasileiro SA (Preference)	351,104	5,663
Tim Participacoes SA ADR	82,600	2,725
Ultrapar Participacoes SA (Preference)	69,230	4,165
Vale SA (Preference)	31,755	869
Vale SA (Preference) ADR	605,925	16,814
Vale SA ADR (a)	24,600	769
Vivo Participacoes SA ADR (a)	218,300	5,931
		130,150
China (14.4%)
Agricultural Bank of China (a)(b)	15,066,000	7,806
Bank of China Ltd., Class H	12,019,000	6,305
Beijing Enterprises Holdings Ltd.	792,500	5,638
Belle International Holdings Ltd.	4,026,000	8,084
China Citic Bank Corp. Ltd., Class H	5,829,000	3,719
China Coal Energy Co., Class H	3,665,000	6,065
China Construction Bank Corp., Class H	20,149,000	17,659
China High Speed Transmission Equipment Group Co. Ltd.	1,551,000	3,366
China Life Insurance Co., Ltd., Class H	1,855,000	7,328
China Mobile Ltd.	967,500	9,907
China Oilfield Services Ltd., Class H	2,940,000	4,600
China Pacific Insurance Group Co., Ltd., Class H	1,417,600	5,326
China Petroleum & Chemical Corp., Class H	1,202,000	1,066
China Resources Power Holdings Co., Ltd.	3,153,300	6,779
China Telecom Corp. Ltd., Class H	10,762,000	5,909
China Unicom Hong Kong Ltd. (a)	4,364,000	6,390
Dongfeng Motor Group Co., Ltd., Class H	3,225,000	6,601
GOME Electrical Appliances Holdings Ltd. (b)	9,502,059	2,866
Hengan International Group Co., Ltd.	307,500	3,066
JA Solar Holdings Co. Ltd. ADR (b)	272,600	2,543
Netease.com ADR (b)	66,000	2,603
Ping An Insurance Group Co. of China Ltd., Class H	564,000	5,757
Sany Heavy Equipment International Holdings Co., Ltd.	2,251,000	3,975
Shanghai Industrial Holdings Ltd.	1,519,000	7,674
Sohu.com, Inc. (b)	50,800	2,927
Tencent Holdings Ltd.	100,500	2,197
Tsingtao Brewery Co., Ltd., Class H	548,000	3,157

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Want Want China Holdings Ltd. (a)	4,313,000	$4,002
Yanzhou Coal Mining Co. Ltd.	1,584,000	3,887
		157,202
Czech Republic (0.8%)
Komercni Banka AS	41,480	9,047

Egypt (2.1%)
Commercial International Bank Egypt SAE	1,237,252	9,323
Juhayna Food Industries (b)	3,152,888	3,157
Orascom Construction Industries	58,632	2,578
Orascom Construction Industries GDR	44,178	1,988
Telecom Egypt	2,047,461	6,287
		23,333
Hungary (1.2%)
MOL Hungarian Oil and Gas PLC (b)	47,655	5,008
Richter Gedeon Nyrt	34,098	7,908
		12,916
India (10.3%)
Asian Paints Ltd.	70,756	4,194
Dr. Reddy’s Laboratories Ltd.	209,325	6,716
Engineers India Ltd.	325,451	2,528
Glenmark Pharmaceuticals Ltd.	717,716	4,788
HDFC Bank Ltd.	239,636	13,276
Hindalco Industries Ltd.	1,036,900	4,547
IndusInd Bank Ltd.	982,400	5,813
Infosys Technologies Ltd.	230,441	15,644
Infrastructure Development Finance Co. Ltd.	1,414,274	6,381
ITC Ltd.	1,156,784	4,590
Jindal Steel & Power Ltd.	202,351	3,185
KSK Energy Ventures Ltd. (b)	770,769	2,983
Larsen & Toubro Ltd.	108,829	4,973
Nestle India Ltd.	37,771	2,843
Reliance Industries Ltd.	305,666	6,716
Rural Electrification Corp. Ltd.	545,807	4,275
State Bank of India	12,200	880
Sun TV Network Ltd.	284,274	3,283
Tata Motors Ltd.	421,849	10,309
Yes Bank Ltd.	543,773	4,237
		112,161
Indonesia (4.5%)
Astra International Tbk PT	1,713,400	10,885
Bank Central Asia Tbk PT	10,389,000	7,799
Bank Rakyat Indonesia	4,051,000	4,539
Golden Agri-Resources Ltd.	11,673,000	5,059
Indofood CBP Sukses Makmur Tbk PT (b)	1,521,000	920
Indofood Sukses Makmur Tbk PT	10,209,500	6,234

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Indosat Tbk PT	7,341,000	$4,524
Perusahaan Gas Negara PT	5,982,500	2,581
Telekomunikasi Indonesia Tbk PT	6,817,000	7,027
		49,568
Korea, Republic of (11.9%)
Amorepacific Corp.	3,354	3,371
Cheil Industries, Inc.	60,164	5,266
Cheil Worldwide, Inc.	370,521	4,403
GS Engineering & Construction Corp.	29,491	2,268
Hyundai Engineering & Construction Co., Ltd.	75,858	4,823
Hyundai Mobis	30,625	6,902
Hyundai Motor Co.	82,478	11,067
Hyundai Steel Co.	33,588	3,446
KB Financial Group, Inc.	154,087	6,622
KT Corp.	86,280	3,458
KT Corp. ADR (a)	21,200	434
LG Chem Ltd.	35,511	10,386
LG Display Co., Ltd.	97,500	3,369
LG Display Co., Ltd. ADR (a)	45,800	799
NHN Corp. (b)	29,529	5,076
OCI Co., Ltd.	17,298	5,363
Samsung C&T Corp.	18,651	1,017
Samsung Electronics Co., Ltd.	34,445	23,472
Samsung Electronics Co., Ltd. (Preference)	7,508	3,668
Samsung Fire & Marine Insurance Co., Ltd.	30,869	5,279
Shinhan Financial Group Co., Ltd.	171,666	6,571
Shinsegae Co., Ltd.	8,633	4,550
SSCP Co., Ltd. (b)	162,828	1,060
Woongjin Coway Co., Ltd.	189,372	7,374
		130,044
Lebanon (0.7%)
Banque Audi sal- Audi Saradar Group GDR	479,867	4,266
BLOM Bank SAL GDR	38,049	3,615
		7,881
Malaysia (1.4%)
Axiata Group Bhd (b)	7,366,600	10,452
Sime Darby Bhd	1,650,900	4,546
		14,998
Mexico (5.1%)
America Movil SAB de CV, Class L ADR	500,649	26,700
Desarrolladora Homex SAB de CV ADR (a)(b)	19,375	627
Empresas ICA SAB de CV (b)	984,800	2,391
Fomento Economico Mexicano SAB de CV ADR	222,500	11,287
Genomma Lab Internacional SA de CV, Class B (b)	1,303,800	2,504
Grupo Financiero Banorte SAB de CV Series O	1,439,298	5,460

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Wal-Mart de Mexico SAB de CV Series V	2,805,800	$7,058
		56,027
Peru (1.6%)
Cia de Minas Buenaventura SA ADR	109,000	4,925
Credicorp Ltd.	66,730	7,600
Southern Copper Corp. (a)	127,885	4,491
		17,016
Philippines (2.2%)
Ayala Corp.	481,700	4,485
Metro Pacific Investments Corp.	53,421,000	4,577
Metropolitan Bank & Trust	3,211,700	5,119
Philippine Long Distance Telephone Co.	78,370	4,671
SM Investments Corp.	389,090	5,054
		23,906
Poland (3.9%)
Central European Distribution Corp. (a)(b)	191,787	4,281
Jeronimo Martins SGPS SA	432,427	5,783
Polski Koncern Naftowy Orlen SA (b)	500,633	6,889
Powszechna Kasa Oszczednosci Bank Polski SA (b)	666,993	10,105
Powszechny Zaklad Ubezpieczen SA	44,970	6,343
Telekomunikacja Polska SA	1,497,885	9,265
		42,666
Russia (3.7%)
Lukoil OAO ADR	262,794	14,900
Protek (b)	966,023	1,948
Rosneft Oil Co. GDR (b)	995,443	6,640
RusHydro (b)	4,803,416	246
RusHydro ADR (b)	19,648,169	1,006
Sberbank of Russian Federation	2,119,807	5,961
Wimm-Bill-Dann Foods OJSC ADR	225,636	5,104
X5 Retail Group NV GDR (b)	111,967	4,479
		40,284
South Africa (6.8%)
AVI Ltd.	1,561,470	6,096
Clicks Group Ltd.	1,344,700	8,527
Impala Platinum Holdings Ltd.	435,800	11,254
Imperial Holdings Ltd.	309,200	5,033
MTN Group Ltd.	957,166	17,302
Naspers Ltd., Class N	272,076	13,303
Pick n Pay Stores Ltd. (a)	671,544	4,164
SABMiller PLC	275,652	8,967
		74,646

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Taiwan (7.1%)
Acer, Inc.	1,375,541	$3,496
Asustek Computer, Inc.	354,600	2,542
AU Optronics Corp. (b)	4,066,990	4,218
Cathay Financial Holding Co., Ltd.	3,818,062	5,836
Chimei Innolux Corp. (b)	969,000	1,318
China Steel Corp.	5,074,828	5,247
Formosa Plastics Corp.	2,113,000	5,188
Fubon Financial Holding Co., Ltd.	4,124,415	5,076
Hon Hai Precision Industry Co., Ltd.	3,627,712	13,644
HTC Corp.	279,693	6,347
Lite-On Technology Corp.	2,148,078	2,709
Taiwan Fertilizer Co., Ltd.	1,043,000	3,258
Taiwan Semiconductor Manufacturing Co., Ltd.	4,922,242	9,768
Uni-President Enterprises Corp.	4,491,200	5,829
Yuanta Financial Holding Co., Ltd.	5,447,000	3,313
		77,789
Thailand (2.8%)
Kasikornbank PCL (Foreign)	628,500	2,568
Kasikornbank PCL NVDR	1,745,700	6,730
Siam Cement PCL NVDR	730,300	8,013
Siam Commercial Bank PCL (Foreign)	2,429,000	8,283
Total Access Communication PCL NVDR	3,953,900	5,439
		31,033
Turkey (4.0%)
Akbank TAS	718,116	4,394
Anadolu Efes Biracilik Ve Malt Sanayii AS	625,536	9,773
Coca-Cola Icecek AS	314,902	3,853
TAV Havalimanlari Holding AS (b)	1,479,558	7,927
Tupras Turkiye Petrol Rafine	167,731	4,522
Turk Telekomunikasyon AS	1,356,141	6,094
Turkiye Garanti Bankasi AS	1,304,724	7,576
		44,139
United States (0.8%)
Mead Johnson Nutrition Co.	155,939	8,874
Total Common Stocks (Cost $839,413)		1,066,155
Investment Company (0.5%)
India (0.5%)
Morgan Stanley Growth Fund (b)(c) (Cost $708)	3,926,900	6,011

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Short-Term Investments (5.6%)
Securities held as Collateral on Loaned Securities (3.4%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c)	32,465,030	$32,465

	Face Amount (000)
Repurchase Agreements (0.4%)
Bank of America Securities, LLC, (0.32%, dated 9/30/10, due 10/01/10; proceeds $2,138; fully collateralized by a U.S. Government Agency at the date of this Portfolio of Investments as follows: Federal National Mortgage Association; 4.50% due 9/01/40; valued at $2,180)	$2,138	2,138
Barclays Capital, Inc., (0.25%, dated 9/30/10, due 10/01/10; proceeds $2,432; fully collateralized by a U.S. Treasury Security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond; 8.50% due 2/15/20; valued at $2,480)	2,432	2,432
		4,570
Total Securities held as Collateral on Loaned Securities (Cost $37,035)		37,035

	Shares
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $24,251)	24,250,861	24,251
Total Short-Term Investments (Cost $61,286)		61,286
Total Investments (103.5%) (Cost $901,407) Including $35,825 of Securities Loaned +		1,133,452
Liabilities in Excess of Other Assets (-3.5%)		(37,861)
Net Assets (100.0%)		$1,095,591

(a)

The value of loaned securities and related collateral outstanding at September 30, 2010 were approximately $35,825,000 and $37,035,000, respectively. The Fund received cash collateral of $37,035,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.
(c)

The Portfolio invests in the Morgan Stanley Growth Fund, an open-end management investment company advised by an affiliate of the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Morgan Stanley Growth Fund with respect to assets invested by the Portfolio in the Morgan Stanley Growth Fund. The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

+

At September 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $901,407,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $232,045,000 of which $256,778,000 related to appreciated securities and $24,733,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
Boston IBS (BS2)	EUR	6	$9	10/1/10	USD	9	$9	$ —@
Goldman Sachs International	HUF	119,231	588	10/1/10	USD	584	584	(4)
Goldman Sachs International	USD	1,234	1,234	10/1/10	MXN	15,430	1,224	(10)
Honk Kong IBS (HN1)	THB	786	26	10/1/10	USD	26	26	—@
HSBC Bank USA	USD	151	151	10/1/10	PLN	441	152	1
State Street Bank and Trust Co.	USD	13	13	10/1/10	BRL	21	13	—@
State Street Bank and Trust Co.	USD	619	619	10/1/10	BRL	1,052	622	3
State Street Bank and Trust Co.	USD	422	422	10/1/10	KRW	480,881	422	—@
State Street Bank and Trust Co.	USD	450	450	10/1/10	KRW	513,244	450	—@
State Street Bank and Trust Co.	USD	25	25	10/1/10	KRW	28,283	25	—@
Credit Suisse London Branch (GFX)	HKD	2,082	268	10/4/10	USD	268	268	—@
State Street Bank and Trust Co.	USD	5	5	10/4/10	BRL	8	5	—@
State Street Bank and Trust Co.	USD	242	242	10/4/10	BRL	410	242	—@
UBS AG	USD	146	146	10/4/10	MXN	1,841	146	—@
State Street Hong Kong	USD	97	97	10/6/10	IDR	871,832	97	—@
State Street Hong Kong	USD	812	812	10/6/10	IDR	7,268,899	814	2
State Street Hong Kong	USD	16	16	10/6/10	IDR	147,122	16	—@
			$5,123				$5,115	$(8)

@		Value is less than $500.
BRL	—	Brazilian Real
EUR	—	Euro
HKD	—	Hong Kong Dollar

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
KRW	—	South Korean Won
MXN	—	Mexican New Peso
PLN	—	Polish Zloty
THB	—	Thai Baht
USD	—	United States Dollar

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Auto Components	$6,903	$—	$—	$6,903
Automobiles	28,553	—	—	28,553
Beverages	51,011	—	—	51,011
Capital Markets	3,313	—	—	3,313
Chemicals	34,714	—	—	34,714
Commercial Banks	207,898	5,961	—	213,859
Communications Equipment	6,347	—	—	6,347
Computers & Peripherals	8,747	—	—	8,747
Construction & Engineering	21,550	—	—	21,550
Construction Materials	8,013	—	—	8,013
Distributors	5,033	—	—	5,033
Diversified Financial Services	30,178	4,275	—	34,453
Diversified Telecommunication Services	44,862	—	—	44,862
Electric Utilities	2,983	1,252	—	4,235
Electrical Equipment	3,366	—	—	3,366
Electronic Equipment, Instruments & Components	23,348	—	—	23,348
Energy Equipment & Services	4,600	—	—	4,600
Food & Staples Retailing	29,191	—	—	29,191
Food Products	53,818	920	—	54,738
Gas Utilities	2,581	—	—	2,581
Health Care Providers & Services	—	1,948	—	1,948
Household Durables	19,612	—	—	19,612
Independent Power Producers & Energy Traders	6,779	—	—	6,779
Industrial Conglomerates	22,912	—	—	22,912
Information Technology Services	15,644	—	—	15,644
Insurance	35,868	—	—	35,868
Internet Software & Services	12,803	—	—	12,803
Machinery	14,284	—	—	14,284
Media	23,134	—	—	23,134
Metals & Mining	55,548	—	—	55,548
Multiline Retail	8,527	—	—	8,527
Oil, Gas & Consumable Fuels	79,740	—	—	79,740
Personal Products	6,436	—	—	6,436
Pharmaceuticals	21,916	—	—	21,916
Semiconductors & Semiconductor Equipment	39,451	—	—	39,451
Specialty Retail	10,950	—	—	10,950
Tobacco	4,590	—	—	4,590
Trading Companies & Distributors	1,017	—	—	1,017
Transportation Infrastructure	7,927	—	—	7,927
Wireless Telecommunication Services	87,652	—	—	87,652
Total Common Stocks	1,051,799	14,356	—	1,066,155
Investment Company	6,011	—	—	6,011
Short-Term Investments
Investment Companies	56,716	—	—	56,716
Repurchase Agreements	—	4,570	—	4,570
Total Short-Term Investments	56,716	4,570	—	61,286
Foreign Currency Exchange Contracts	—	6	—	6
Total Assets	1,114,526	18,932	—	1,133,458
Liabilities:
Foreign Currency Exchange Contracts	—	14	—	14
Total	$1,114,526	$18,918	$—	$1,133,444

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2010, securities with a total value of approximately $676,270,000 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

The Universal Institutional Funds, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Common Stocks (97.7%)
Finland (3.1%)
Kone Oyj, Class B	59,837	$3,092

France (2.6%)
Danone	42,855	2,563

Japan (2.8%)
Kao Corp.	117,400	2,861

Netherlands (2.5%)
Reed Elsevier N.V.	197,050	2,485

Sweden (5.0%)
Swedish Match AB	186,198	4,967

Switzerland (9.3%)
Nestle SA (Registered)	122,204	6,510
Novartis AG (Registered)	49,472	2,837
		9,347
United Kingdom (31.2%)
Admiral Group PLC	68,278	1,787
British American Tobacco PLC	236,563	8,824
Diageo PLC	128,219	2,207
Experian PLC	93,140	1,014
Imperial Tobacco Group PLC	197,583	5,888
Reckitt Benckiser Group PLC	118,257	6,504
Unilever PLC	171,081	4,948
		31,172
United States (41.2%)
Accenture PLC, Class A	80,015	3,400
Brown-Forman Corp., Class B	32,859	2,025
Dr. Pepper Snapple Group, Inc.	144,642	5,138
Kellogg Co.	93,423	4,719
Mead Johnson Nutrition Co.	32,554	1,853
Microsoft Corp.	162,281	3,974
Moody’s Corp.	149,154	3,726
Philip Morris International, Inc.	84,757	4,748
Procter & Gamble Co. (The)	72,722	4,361
Scotts Miracle-Gro Co. (The), Class A	46,207	2,390
Visa, Inc., Class A	51,053	3,791
Weight Watchers International, Inc.	35,369	1,103
		41,228
Total Common Stocks (Cost $84,092)		97,715
Short-Term Investment (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (Cost $1,960) (a)	1,960,474	1,960
Total Investments (99.7%) (Cost $86,052) +		99,675
Other Assets in Excess of Liabilities (0.3%)		285
Net Assets (100.0%)		$99,960

The Universal Institutional Funds, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

(a)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At September 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $86,052,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $13,623,000 of which $16,122,000 related to appreciated securities and $2,499,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
Royal Bank of Scotland PLC	GBP	67	$105	10/1/10	USD	106	$106	$1
Westpac Banking Corp	EUR	66	89	10/1/10	USD	89	89	—@
			$194				$195	$1

@	—	Value is less than $500.
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar

The Universal Institutional Funds, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$9,371	$—	$—	$9,371
Chemicals	2,390	—	—	2,390
Diversified Consumer Services	1,103	—	—	1,103
Diversified Financial Services	3,726	—	—	3,726
Food Products	20,593	—	—	20,593
Household Products	10,865	—	—	10,865
Information Technology Services	7,191	—	—	7,191
Insurance	1,787	—	—	1,787
Machinery	3,092	—	—	3,092
Media	2,485	—	—	2,485
Personal Products	2,860	—	—	2,860
Pharmaceuticals	2,837	—	—	2,837
Professional Services	1,014	—	—	1,014
Software	3,974	—	—	3,974
Tobacco	24,427	—	—	24,427
Total Common Stocks	97,715	—	—	97,715
Short-Term Investment - Investment Company	1,960	—	—	1,960
Foreign Currency Exchange Contracts	—	1	—	1
Total Assets	$99,675	$1	$—	$99,676

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of period. As of September 30, 2010, securities with a total value of approximately $53,686,000 transferred from Level 2 to Level 1. At September 30, 2010, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 1 classification.

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010

(unaudited)

	Shares	Value (000)
Common Stocks (99.0%)
Australia (7.9%)
CFS Retail Property Trust REIT	307,284	$563
Commonwealth Property Office Fund REIT	256,629	228
Dexus Property Group REIT	102,309	85
GPT Group REIT	233,154	663
Mirvac Group REIT	232,588	299
Stockland REIT	322,879	1,198
Westfield Group REIT	329,628	3,906
		6,942
Austria (0.1%)
Atrium European Real Estate Ltd.	5,935	33
Conwert Immobilien Invest SE	3,204	46
		79
Belgium (0.1%)
Befimmo SCA Sicafi REIT	1,496	127

Brazil (0.8%)
BR Malls Participacoes SA	33,160	277
BR Properties SA	40,100	387
		664
Canada (1.8%)
Boardwalk REIT	9,110	416
Extendicare REIT	19,710	196
RioCan REIT	43,630	972
		1,584
China (0.1%)
Evergrande Real Estate Group Ltd.	324,000	109

Finland (0.2%)
Citycon Oyj	28,886	123
Sponda Oyj	15,840	77
		200
France (5.0%)
Fonciere Des Regions REIT	2,300	245
Gecina SA REIT	1,078	128
ICADE REIT	5,345	562
Klepierre REIT	14,270	550
Mercialys SA REIT	5,490	214
Societe de la Tour Eiffel REIT	822	65
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	1,264	163
Unibail-Rodamco SE REIT	11,233	2,491
		4,418
Germany (0.5%)
Alstria Office AG REIT	15,777	219

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010

(unaudited)

	Shares	Value (000)
Deutsche Euroshop AG	5,539	$197
		416
Hong Kong (21.5%)
Agile Property Holdings Ltd.	70,000	79
China Overseas Land & Investment Ltd.	810,080	1,714
China Resources Land Ltd.	541,000	1,100
Guangzhou R&F Properties Co., Ltd., Class H	395,100	555
Hang Lung Properties Ltd.	287,000	1,402
Henderson Land Development Co., Ltd.	166,238	1,184
Hongkong Land Holdings Ltd.	432,500	2,686
Hysan Development Co., Ltd.	192,587	690
Kerry Properties Ltd.	253,199	1,377
Poly Hong Kong Investments Ltd.	107,000	115
Shimao Property Holdings Ltd.	57,000	95
Sino Land Co., Ltd.	54,000	112
Sun Hung Kai Properties Ltd.	354,154	6,117
Wharf Holdings Ltd.	246,000	1,582
		18,808
Italy (0.3%)
Beni Stabili S.p.A.	317,597	298

Japan (11.8%)
Japan Real Estate Investment Corp. REIT	55	500
Mitsubishi Estate Co., Ltd.	217,000	3,530
Mitsui Fudosan Co., Ltd.	174,000	2,935
Nippon Building Fund, Inc. REIT	69	604
NTT Urban Development Corp.	461	388
Sumitomo Realty & Development Co., Ltd.	114,000	2,356
Tokyo Tatemono Co., Ltd.	10,000	38
		10,351
Malta (0.0%)
BGP Holdings PLC (a)(b)	5,886,464	—@

Netherlands (1.4%)
Corio N.V. REIT	8,583	587
Eurocommercial Properties N.V. CVA REIT	7,774	360
ProLogis European Properties (a)	19,640	118
Vastned Retail N.V. REIT	618	42
Wereldhave N.V. REIT	1,149	112
		1,219
Singapore (3.5%)
Allgreen Properties Ltd.	30,100	27
CapitaCommercial Trust REIT	162,000	182
CapitaLand Ltd.	413,000	1,275
CapitaMall Trust REIT	153,000	250
CapitaMalls Asia Ltd.	24,000	39

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010

(unaudited)

	Shares	Value (000)
City Developments Ltd.	51,000	$495
Keppel Land Ltd.	181,110	558
Suntec REIT	173,000	199
United Industrial Corp. Ltd.	8,000	14
		3,039
Sweden (0.6%)
Atrium Ljungberg AB, Class B	7,241	82
Castellum AB	5,300	70
Hufvudstaden AB, Class A	32,457	350
		502
Switzerland (0.9%)
PSP Swiss Property AG (Registered) (a)	8,951	662
Swiss Prime Site AG (Registered) (a)	1,922	136
		798
United Kingdom (7.3%)
Big Yellow Group PLC REIT	61,343	315
British Land Co. PLC REIT	110,796	809
Capital & Counties Properties PLC (a)	54,565	112
Capital & Regional PLC (a)	231,461	125
Capital Shopping Centres Group REIT	49,381	285
Derwent London PLC REIT	12,384	293
Development Securities PLC	30,566	111
Grainger PLC	150,329	259
Great Portland Estates PLC REIT	29,527	158
Hammerson PLC REIT	127,460	790
Land Securities Group PLC REIT	94,149	947
LXB Retail Properties PLC (a)	127,168	199
Metric Property Investments PLC REIT (a)	65,764	110
Minerva PLC (a)	71,563	106
Quintain Estates & Development PLC (a)	232,393	158
Safestore Holdings PLC	151,691	295
Segro PLC REIT	140,448	602
Shaftesbury PLC REIT	15,450	105
ST Modwen Properties PLC	80,701	215
Unite Group PLC (a)	101,502	351
		6,345
United States (35.2%)
Acadia Realty Trust REIT	19,481	370
AMB Property Corp. REIT	23,939	634
American Campus Communities, Inc. REIT	2,130	65
Apartment Investment & Management Co., Class A REIT	5,850	125
Assisted Living Concepts, Inc., Class A (a)	12,030	366
AvalonBay Communities, Inc. REIT	11,373	1,182
BioMed Realty Trust, Inc. REIT	4,745	85
Boston Properties, Inc. REIT	18,530	1,540
BRE Properties, Inc. REIT	1,500	62

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010

(unaudited)

	Shares	Value (000)
Brookfield Properties Corp.	82,279	$1,277
Camden Property Trust REIT	17,255	828
Capital Senior Living Corp. (a)	29,550	157
Colony Financial, Inc. REIT	3,500	65
CommonWealth REIT	5,285	135
Coresite Realty Corp. (a)	3,890	64
Cousins Properties, Inc. REIT	57,838	413
CreXus Investment Corp. REIT	15,710	189
DCT Industrial Trust, Inc. REIT	43,570	209
Digital Realty Trust, Inc. REIT	2,320	143
Douglas Emmett, Inc. REIT	3,670	64
Duke Realty Corp. REIT	13,310	154
Equity Lifestyle Properties, Inc. REIT	11,115	605
Equity Residential REIT	57,079	2,715
Federal Realty Investment Trust REIT	5,851	478
Forest City Enterprises, Inc., Class A (a)	80,107	1,028
HCP, Inc. REIT	27,534	991
Healthcare Realty Trust, Inc. REIT	26,137	611
Host Hotels & Resorts, Inc. REIT	126,699	1,835
Hudson Pacific Properties, Inc. REIT	9,150	150
Kilroy Realty Corp. REIT	4,555	151
Kite Realty Group Trust REIT	20,110	89
Lexington Realty Trust REIT	3,730	27
Liberty Property Trust REIT	6,815	217
LTC Properties, Inc. REIT	4,430	113
Macerich Co. (The) REIT	6,611	284
Mack-Cali Realty Corp. REIT	20,817	681
Morgans Hotel Group Co. (a)	12,957	95
Nationwide Health Properties, Inc. REIT	880	34
Parkway Properties Inc. REIT	2,108	31
Post Properties, Inc. REIT	7,929	221
PS Business Parks, Inc. REIT	3,638	206
Public Storage REIT	15,136	1,469
Regency Centers Corp. REIT	37,698	1,488
Retail Opportunity Investments Corp.	26,956	258
Senior Housing Properties Trust REIT	32,844	772
Simon Property Group, Inc. REIT	38,061	3,530
Sovran Self Storage, Inc. REIT	4,150	157
Starwood Hotels & Resorts Worldwide, Inc.	29,528	1,552
Starwood Property Trust, Inc. REIT	18,130	360
Taubman Centers, Inc. REIT	3,625	162
Ventas, Inc. REIT	5,153	266
Vornado Realty Trust REIT	23,239	1,988
Winthrop Realty Trust REIT	8,360	103
		30,794
Total Common Stocks (Cost $69,475)		86,693

	No. of Warrants
Warrant (0.0%)
France (0.0%)
Fonciere Des Regions, expires 12/31/10 (Cost $0) (a)	8,972	12

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010

(unaudited)

	Shares	Value (000)
Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $534)	534,390	$534
Total Investments (99.6%) (Cost $70,009) +		87,239
Other Assets in Excess of Liabilities (0.4%)		344
Net Assets (100.0%)		$87,583

(a)	Non-income producing security.
(b)

At September 30, 2010, the Fund held approximately $0 of fair valued securities, representing less than 0.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At September 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $70,009,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $17,230,000 of which $17,787,000 related to appreciated securities and $557,000 related to depreciated securities.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
Credit Suisse London Branch (GFX)	USD	2	$2	10/1/10	SGD	2	$2	—@
Royal Bank of Scotland PLC	EUR	—@	—@	10/1/10	GBP	—@	—@	—@
Westpac Banking Corp.	EUR	22	29	10/1/10	USD	30	29	—@
Credit Suisse London Branch (GFX)	HKD	259	33	10/4/10	USD	33	33	—@
Westpac Banking Corp.	EUR	1	1	10/4/10	GBP	1	1	—@
Westpac Banking Corp.	SEK	96	14	10/4/10	EUR	11	14	—@
			$79				$79	$ —@

@	—	Value is less than $500.

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010

(unaudited)

EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Diversified	$36,947	$—	$—		$36,947
Health Care	3,507	—	—		3,507
Industrial	1,712	—	—		1,712
Industrial/Office	610	—	—		610
Lodging/Resorts	3,481	—	—		3,481
Office	11,162	—	—		11,162
Residential	9,435	—	—		9,435
Retail	16,432	—	—		16,432
Self Storage	2,235	—	—		2,235
Specialty	1,172	—	—	†	1,172
Total Common Stocks	86,693	—	—	†	86,693
Warrant	—	12	—		12
Short-Term Investment - Investment Company	534	—	—		534
Foreign Currency Exchange Contracts	—	—@	—		—@
Total Assets	$87,227	$12	$—	†	$87,239

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2010, securities with a total value of approximately $48,960,000 transferred from Level 2 to Level 1. At September 30, 2010, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Balance as of 12/31/09	$—	†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 9/30/10	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/10.	$—

@	Valued at less than $500
†	Includes securities which are valued at zero.

The Universal Institutional Funds, Inc.

Global Tactical Asset Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Common Stocks (93.7%)
Australia (6.0%)
Australia & New Zealand Banking Group Ltd.	15,157	$347
BHP Billiton Ltd.	40,223	1,513
CSL Ltd.	19,714	630
QBE Insurance Group Ltd.	17,079	285
Rio Tinto Ltd.	9,698	720
Tatts Group Ltd.	107,481	248
Wesfarmers Ltd.	14,602	464
Westpac Banking Corp.	48,806	1,096
		5,303
Belgium (1.0%)
Anheuser-Busch InBev N.V.	4,767	281
Umicore	14,438	624
		905
Denmark (0.7%)
AP Moller - Maersk A/S Series B	15	125
Danske Bank A/S (a)	3,810	92
Novo Nordisk A/S Series B	2,738	272
Novozymes A/S, Class B	487	62
Vestas Wind Systems A/S (a)	1,746	66
		617
Finland (0.9%)
Kone Oyj, Class B	14,742	762
Sampo Oyj, Class A	2,481	67
		829
France (7.6%)
Accor SA	12,112	442
Air Liquide SA	2,057	251
Alstom SA	2,332	119
ArcelorMittal (b)	17,774	585
BNP Paribas	16,428	1,168
Cap Gemini SA	1,217	61
Carrefour SA	2,723	146
Christian Dior SA	677	89
Cie Generale d’Optique Essilor International SA	1,108	76
Cie Generale des Etablissements Michelin Series B (b)	1,200	91
Credit Agricole SA	4,415	69
Danone	3,438	206
EDF SA	2,381	103
GDF Suez	16,597	594
Hermes International	315	72
L’Oreal SA	1,736	195
LVMH Moet Hennessy Louis Vuitton SA	1,890	277
Pernod-Ricard SA	1,333	111
Publicis Groupe SA (b)	1,140	54
Renault SA (a)	2,795	144
Safran SA	1,753	49
Schneider Electric SA	6,030	765
SES SA	2,245	54

The Universal Institutional Funds, Inc.

Global Tactical Asset Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Societe Generale	14,074	$811
Sodexo	994	65
STMicroelectronics N.V.	6,522	50
Suez Environnement Co.	3,005	56
		6,703
Germany (9.0%)
Adidas AG	1,801	111
Bayer AG	17,265	1,204
Bayerische Motoren Werke AG	2,185	153
Commerzbank AG (a)(b)	7,454	62
Daimler AG (Registered) (a)	20,348	1,289
Deutsche Boerse AG	1,378	92
Deutsche Telekom AG (Registered)	38,959	533
Esprit Holdings Ltd.	23,568	128
Fresenius Medical Care AG & Co. KGaA	1,305	81
Fresenius SE (Preference)	7,951	642
HeidelbergCement AG	1,107	53
Henkel AG & Co. KGaA	1,118	51
Henkel AG & Co. KGaA (Preference)	1,318	71
Infineon Technologies AG (a)	8,955	62
K+S AG	1,657	99
Linde AG	1,544	201
MAN SE	7,074	771
Metro AG	7,346	478
Muenchener Rueckversicherungs AG (Registered)	3,751	520
QIAGEN N.V. (a)	2,394	43
SAP AG	7,771	384
Siemens AG (Registered)	9,203	971
		7,999
Greece (0.1%)
National Bank of Greece SA (a)	5,064	49

Hong Kong (2.5%)
BOC Hong Kong Holdings Ltd.	103,500	328
Cheung Kong Holdings Ltd.	15,000	227
Cheung Kong Infrastructure Holdings Ltd.	4,000	16
CLP Holdings Ltd.	500	4
Hang Seng Bank Ltd.	3,400	50
Hong Kong & China Gas Co., Ltd.	38,500	98
Hutchison Whampoa Ltd.	7,000	65
Kerry Properties Ltd.	8,500	46
Li & Fung Ltd.	140,000	788
MTR Corp.	111,000	420
New World Development Ltd.	84,000	169
		2,211
India (0.1%)
Cairn Energy PLC (a)	17,838	127

The Universal Institutional Funds, Inc.

Global Tactical Asset Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Ireland (0.1%)
CRH PLC	4,618	$76

Italy (0.4%)
Assicurazioni Generali SPA	10,121	204
Fiat SPA	5,363	82
Saipem SPA	2,419	97
		383
Japan (21.0%)
Amada Co., Ltd. (b)	49,000	336
Asahi Diamond Industrial Co. Ltd.	25,000	482
Canon, Inc.	4,500	210
Casio Computer Co., Ltd. (b)	25,900	192
Chuo Mitsui Trust Holdings, Inc.	160,000	531
Daibiru Corp.	36,400	269
Daifuku Co., Ltd. (b)	114,000	579
Dainippon Screen Manufacturing Co., Ltd. (a)(b)	125,000	644
Daiwa Securities Group, Inc. (b)	158,000	638
East Japan Railway Co. (b)	3,600	217
Fuji Machine Manufacturing Co., Ltd.	26,400	394
Fujitsu Ltd. (b)	34,000	239
Hitachi Capital Corp. (b)	23,300	318
Hitachi High-Technologies Corp.	17,000	314
Japan Securities Finance Co., Ltd.	83,200	476
JSR Corp.	12,400	211
Kaneka Corp.	55,000	330
Maeda Corp.	28,000	76
Minebea Co., Ltd.	53,000	273
Mitsubishi Chemical Holdings Corp. (b)	49,500	251
Mitsubishi Corp. (b)	9,600	228
Mitsubishi Estate Co., Ltd. (b)	41,000	667
Mitsui Fudosan Co., Ltd. (b)	32,000	540
Mitsui Mining & Smelting Co., Ltd. (b)	109,000	312
Mitsui OSK Lines Ltd. (b)	67,000	421
NEC Corp.	110,000	292
Nippon Sheet Glass Co., Ltd. (b)	66,000	144
Nippon Steel Corp. (b)	92,000	313
Nippon Telegraph & Telephone Corp.	13,600	594
Nissan Motor Co., Ltd.	64,100	560
Obayashi Corp. (b)	27,000	107
Panasonic Corp. (b)	24,500	332
Ricoh Co., Ltd. (b)	24,000	338
Sanwa Holdings Corp.	62,000	183
Sekisui Chemical Co., Ltd.	37,000	224
Sekisui House Ltd.	45,000	404
Shin-Etsu Polymer Co., Ltd.	34,700	196
Sony Corp. (b)	18,600	575
Sumitomo Electric Industries Ltd.	23,600	288
Sumitomo Mitsui Financial Group, Inc. (b)	21,300	621
Sumitomo Osaka Cement Co., Ltd. (b)	355,000	608

The Universal Institutional Funds, Inc.

Global Tactical Asset Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Sumitomo Trust & Banking Co., Ltd. (The) (b)	96,000	$481
Suzuki Motor Corp.	7,400	156
Taiheiyo Cement Corp. (a)	410,000	481
Teijin Ltd. (b)	59,000	195
THK Co., Ltd. (b)	13,200	247
Tokyo Electron Ltd. (b)	9,800	491
Toyota Motor Corp. (b)	11,200	402
Tsubakimoto Chain Co.	99,000	407
Union Tool Co. (b)	14,300	359
Yamaha Motor Co., Ltd. (a)(b)	32,300	485
		18,631
Mali (0.1%)
Randgold Resources Ltd.	524	52

Netherlands (1.6%)
Aegon N.V. (a)	12,465	75
ASML Holding N.V.	3,244	97
Heineken N.V.	2,533	131
Koninklijke Ahold N.V.	6,340	85
Koninklijke KPN N.V.	45,996	711
Unilever N.V.	10,391	311
		1,410
Norway (0.3%)
Seadrill Ltd. (b)	2,519	73
Telenor ASA	6,605	104
Yara International ASA	1,623	73
		250
Portugal (0.5%)
Galp Energia SGPS SA	22,978	396
Portugal Telecom SGPS SA (Registered)	4,780	64
		460
Singapore (3.2%)
CapitaCommercial Trust REIT (b)	73,840	83
CapitaLand Ltd.	158,000	488
City Developments Ltd.	30,000	291
DBS Group Holdings Ltd.	90,500	969
Keppel Corp. Ltd.	91,000	621
Oversea-Chinese Banking Corp. Ltd.	28,600	193
SembCorp Industries Ltd.	56,480	187
		2,832
Spain (1.7%)
ACS Actividades de Construccion y Servicios SA (b)	1,720	86
Banco Bilbao Vizcaya Argentaria SA (b)	45,419	613
Inditex SA	1,473	117

The Universal Institutional Funds, Inc.

Global Tactical Asset Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Telefonica SA	27,167	$673
		1,489
Sweden (2.2%)
Atlas Copco AB, Class A	4,673	90
Atlas Copco AB, Class B	3,209	57
Autoliv, Inc.	10,074	662
Electrolux AB	1,717	42
Hennes & Mauritz AB, Class B	7,508	272
Investor AB, Class B	5,664	115
Millicom International Cellular SA	706	67
Nordea Bank AB	9,989	104
Sandvik AB	8,190	126
SKF AB, Class B	3,808	88
Swedish Match AB	2,752	73
Telefonaktiebolaget LM Ericsson, Class B	12,659	139
Volvo AB, Class B (a)	8,964	132
		1,967
Switzerland (10.1%)
ABB Ltd. (Registered) (a)	16,616	350
Adecco SA (Registered)	1,159	61
Cie Financiere Richemont SA	3,420	165
Credit Suisse Group AG (Registered)	8,026	343
Givaudan SA (Registered)	73	75
Holcim Ltd. (Registered)	1,617	104
Julius Baer Group Ltd.	2,244	82
Kuehne + Nagel International AG (Registered)	559	67
Nestle SA (Registered)	51,708	2,755
Novartis AG (Registered)	30,761	1,764
Roche Holding AG (Genusschein)	11,214	1,531
SGS SA (Registered)	56	90
Sonova Holding AG (Registered)	581	71
Swatch Group AG (The) Series B	336	126
Swiss Reinsurance Co., Ltd. (Registered)	1,636	72
Syngenta AG (Registered)	687	171
Synthes, Inc.	307	35
UBS AG (Registered) (a)	25,392	431
Zurich Financial Services AG	2,770	649
		8,942
United Kingdom (24.5%)
Anglo American PLC	30,470	1,209
Autonomy Corp. PLC (a)	1,801	51
BAE Systems PLC	15,452	83
Barclays PLC	166,809	785
BG Group PLC	74,766	1,314
BHP Billiton PLC	14,879	473
BP PLC	92,793	624
British American Tobacco PLC	38,743	1,445
British Sky Broadcasting Group PLC	9,554	106
Capita Group PLC (The)	5,363	66
Carphone Warehouse Group PLC (a)	106,693	457
Centrica PLC	35,237	179

The Universal Institutional Funds, Inc.

Global Tactical Asset Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Compass Group PLC	13,608	$113
Diageo PLC	16,493	284
DSG International PLC (a)	977,554	395
Experian PLC	58,436	636
G4S PLC	17,075	68
GlaxoSmithKline PLC	76,109	1,500
HSBC Holdings PLC	127,849	1,295
Imperial Tobacco Group PLC	31,019	924
Inmarsat PLC	3,746	39
J Sainsbury PLC	9,522	58
Johnson Matthey PLC	2,451	68
Kingfisher PLC	16,544	61
Lloyds Banking Group PLC (a)	170,577	199
National Grid PLC	6,800	58
Next PLC	1,573	55
Prudential PLC	57,342	573
Reckitt Benckiser Group PLC	14,823	815
Reed Elsevier PLC	69,782	590
Rio Tinto PLC	9,757	570
Rolls-Royce Group PLC (a)	81,274	771
Royal Dutch Shell PLC, Class A	35,223	1,060
SABMiller PLC	6,463	207
Scottish & Southern Energy PLC	5,311	93
Shire PLC	4,457	100
Smith & Nephew PLC	7,392	67
Smiths Group PLC	4,101	79
Standard Chartered PLC	13,725	394
TalkTalk Telecom Group PLC (a)	179,248	413
Tesco PLC	51,276	342
Tullow Oil PLC	37,290	746
Unilever PLC	8,641	250
Vodafone Group PLC	461,998	1,140
WM Morrison Supermarkets PLC	134,933	627
Wolseley PLC (a)	2,054	52
Xstrata PLC	14,884	285
		21,719
United States (0.1%)
Tenaris SA	5,829	112
Total Common Stocks (Cost $78,714)		83,066

	No. of Rights
Rights (0.0%)
France (0.0%)
Michelin (CDGE) (a)(b) (expires 10/13/10)	1,200	4

Greece (0.0%)
National Bank of Greece SA (a) (expires 10/11/10)	5,064	5

The Universal Institutional Funds, Inc.

Global Tactical Asset Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
National Bank of Greece SA (a) (expires 10/11/10)	5,064	$2
		7
Total Rights (Cost $0)		11

Short-Term Investments (17.5%)
Securities held as Collateral on Loaned Securities (12.9%)
Investment Company (11.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c)	10,016,000	10,016

	Face Amount (000)
Repurchase Agreements (1.6%)
Bank of America Securities, LLC, (0.32%, dated 9/30/10, due 10/01/10; proceeds $660; fully collateralized by a U.S. Government Agency at the date of this Portfolio of Investments as follows: Federal National Mortgage Association; 4.5% due 9/01/40; valued at $673)	$660	660
Barclays Capital, Inc., (0.25%, dated 9/30/10, due 10/01/10; proceeds $750; fully collateralized by a U.S. Treasury Security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond; 8.5% due 2/15/20; valued at $785)	750	750
		1,410
Total Securities held as Collateral on Loaned Securities (Cost $11,426)		11,426

	Shares
Investment Company (4.6%)
United States (4.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c)	4,079,201	4,079
Total Short-Term Investments (Cost $15,505)		15,505
Total Investments (111.2%) (Cost $94,219) Including $10,880 of Securities Loaned +		98,582
Liabilities in Excess of Other Assets (-11.2%)		(9,897)
Net Assets (100.0%)		$88,685

(a)	Non-income producing security.
(b)

The value of loaned securities and related collateral outstanding at September 30, 2010 were $10,880,000 and $11,426,000, respectively. The Portfolio received cash collateral of $11,426,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Universal Institutional Funds, Inc.

Global Tactical Asset Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At September 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $94,219,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $4,363,000 of which $8,996,000 related to appreciated securities and $4,633,000 related to depreciated securities.

REIT	Real Estate Investment Trust

The Universal Institutional Funds, Inc.

Global Tactical Asset Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
Credit Suisse London Branch	HKD	93	$12	10/4/10	USD	12	$12	—@
Credit Suisse London Branch	USD	2,460	2,460	10/21/10	AUD	2,628	2,535	75
Credit Suisse London Branch	USD	1,486	1,486	10/21/10	EUR	1,145	1,561	75
Credit Suisse London Branch	USD	2,703	2,703	10/21/10	JPY	224,404	2,688	(15)
Deutsche Bank AG London	USD	177	177	10/21/10	EUR	137	186	9
Goldman Sachs International	USD	1,595	1,595	10/21/10	EUR	1,230	1,676	81
Goldman Sachs International	USD	222	222	10/21/10	JPY	18,385	221	(1)
JPMorgan Chase	USD	428	428	10/21/10	JPY	35,568	426	(2)
Mellon Bank	USD	90	90	10/21/10	CAD	92	90	—@
Mellon Bank	USD	2,905	2,905	10/21/10	EUR	2,239	3,052	147
Northern Trust Company	AUD	497	479	10/21/10	USD	467	467	(12)
Northern Trust Company	CHF	358	365	10/21/10	USD	360	360	(5)
Northern Trust Company	GBP	331	519	10/21/10	USD	514	514	(5)
Northern Trust Company	JPY	194,836	2,334	10/21/10	USD	2,346	2,346	12
UBS AG	CAD	97	94	10/21/10	USD	94	94	—@
UBS AG	CHF	2,191	2,229	10/21/10	USD	2,201	2,201	(28)
UBS AG	GBP	1,510	2,371	10/21/10	USD	2,339	2,339	(32)
UBS AG	SGD	1,775	1,350	10/21/10	USD	1,332	1,332	(18)
UBS AG	USD	161	161	10/21/10	AUD	172	166	5
UBS AG	USD	428	428	10/21/10	NOK	2,596	441	13
UBS AG	USD	787	787	10/21/10	SEK	5,575	827	40
			$23,195				$23,534	$339

@	—	Value is less than $500.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen

The Universal Institutional Funds, Inc.

Global Tactical Asset Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
DJ EURO STOXX 50 Index (Germany)	50	$1,866	Dec-10	$(30)
FTSE 100 Index (United Kingdom)	11	956	Dec-10	(2)
				$(32)

The Universal Institutional Funds, Inc.

Global Tactical Asset Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$903	$—	$—	$903
Auto Components	753	—	—	753
Automobiles	3,271	—	—	3,271
Beverages	1,014	—	—	1,014
Biotechnology	630	—	—	630
Building Products	327	—	—	327
Capital Markets	1,412	—	—	1,412
Chemicals	2,807	—	—	2,807
Commercial Banks	10,256	—	—	10,256
Commercial Services & Supplies	68	—	—	68
Communications Equipment	139	—	—	139
Computers & Peripherals	531	—	—	531
Construction & Engineering	269	—	—	269
Construction Materials	1,322	—	—	1,322
Consumer Finance	318	—	—	318
Distributors	788	—	—	788
Diversified Financial Services	765	—	—	765
Diversified Telecommunication Services	2,717	—	—	2,717
Electric Utilities	216	—	—	216
Electrical Equipment	1,587	—	—	1,587
Electronic Equipment, Instruments & Components	314	—	—	314
Energy Equipment & Services	282	—	—	282
Food & Staples Retailing	2,201	—	—	2,201
Food Products	3,521	—	—	3,521
Gas Utilities	97	—	—	97
Health Care Equipment & Supplies	892	—	—	892
Health Care Providers & Services	81	—	—	81
Hotels, Restaurants & Leisure	869	—	—	869
Household Durables	1,769	—	—	1,769
Household Products	937	—	—	937
Industrial Conglomerates	1,924	—	—	1,924
Information Technology Services	61	—	—	61
Insurance	2,444	—	—	2,444
Life Sciences Tools & Services	43	—	—	43
Machinery	5,101	—	—	5,101
Marine	614	—	—	614
Media	804	—	—	804
Metals & Mining	6,033	—	—	6,033
Multi-Utilities	886	—	—	886
Multiline Retail	55	—	—	55
Office Electronics	548	—	—	548
Oil, Gas & Consumable Fuels	4,267	—	—	4,267
Personal Products	195	—	—	195
Pharmaceuticals	6,371	—	—	6,371
Professional Services	853	—	—	853
Real Estate Investment Trusts (REITs)	83	—	—	83
Real Estate Management & Development	2,698	—	—	2,698
Road & Rail	637	—	—	637
Semiconductors & Semiconductor Equipment	1,344	—	—	1,344
Software	436	—	—	436
Specialty Retail	1,430	—	—	1,430
Textiles, Apparel & Luxury Goods	840	—	—	840
Tobacco	2,443	—	—	2,443
Trading Companies & Distributors	279	—	—	279
Wireless Telecommunication Services	1,621	—	—	1,621
Total Common Stocks	83,066	—	—	83,066
Rights	11	—	—	11
Short-Term Investments
Investment Company	14,095	—	—	14,095
Repurchase Agreements	—	1,410	—	1,410
Total Short-Term Investments	14,095	1,410	—	15,505
Foreign Currency Exchange Contracts	—	457	—	457
Total Assets	97,172	1,867	—	99,039
Liabilities:
Foreign Currency Exchange Contracts	—	118	—	118
Futures Contracts	32	—	—	32
Total Liabilities	32	118	—	150
Total	$97,140	$1,749	$—	$98,889

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of period. As of September 30, 2010, securities with a total value of approximately $48,829,000 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Common Stocks (96.6%)
Advertising Agencies (1.0%)
Groupe Aeroplan, Inc.	212,409	$2,609

Air Transport (2.1%)
Expeditors International of Washington, Inc.	118,768	5,491

Alternative Energy (4.1%)
Petrohawk Energy Corp. (a)	56,455	911
Range Resources Corp.	99,646	3,800
Ultra Petroleum Corp. (a)	144,951	6,085
		10,796
Asset Management & Custodian (2.5%)
Greenhill & Co., Inc.	52,232	4,143
T. Rowe Price Group, Inc.	52,349	2,621
		6,764
Beverage: Soft Drinks (1.0%)
Coca-Cola Enterprises, Inc.	86,106	2,669

Biotechnology (3.9%)
IDEXX Laboratories, Inc. (a)	55,353	3,416
Illumina, Inc. (a)	143,045	7,038
		10,454
Cable Television Services (1.0%)
Discovery Communications, Inc., Class C (a)	72,136	2,755

Casinos & Gambling (5.8%)
Las Vegas Sands Corp. (a)	235,640	8,212
Wynn Resorts Ltd.	82,654	7,172
		15,384
Cement (1.6%)
Martin Marietta Materials, Inc.	43,233	3,328
Texas Industries, Inc.	27,059	853
		4,181
Chemicals: Diversified (2.1%)
Intrepid Potash, Inc. (a)	93,948	2,449
Rockwood Holdings, Inc. (a)	100,091	3,150
		5,599
Commercial Services (7.3%)
Corporate Executive Board Co. (The)	61,200	1,932
Gartner, Inc. (a)	125,646	3,699
Intertek Group PLC	208,824	6,003
Leucadia National Corp. (a)	164,541	3,886
New Oriental Education & Technology Group, Inc. ADR (a)	39,167	3,822
		19,342

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Communications Technology (0.9%)
Millicom International Cellular SA	24,733	$2,373

Computer Services Software & Systems (16.5%)
Akamai Technologies, Inc. (a)	77,249	3,876
Alibaba.com Ltd. (a)	1,532,000	3,191
Autodesk, Inc. (a)	98,675	3,155
Citrix Systems, Inc. (a)	26,135	1,783
IHS, Inc., Class A (a)	48,187	3,277
Red Hat, Inc. (a)	114,885	4,710
Rovi Corp. (a)	53,850	2,715
Salesforce.com, Inc. (a)	73,089	8,171
Solera Holdings, Inc.	131,782	5,819
Teradata Corp. (a)	187,671	7,237
		43,934
Consumer Lending (2.8%)
IntercontinentalExchange, Inc. (a)	27,502	2,880
Moody’s Corp.	44,651	1,115
Redecard SA	231,784	3,596
		7,591
Cosmetics (0.0%)
Natura Cosmeticos SA	1,200	32

Diversified Financial Services (1.4%)
Calamos Asset Management, Inc., Class A	106,100	1,220
CIT Group, Inc. (a)	59,299	2,421
		3,641
Diversified Materials & Processing (2.0%)
Schindler Holding AG	50,060	5,369

Diversified Media (1.7%)
Factset Research Systems, Inc.	5,285	429
Naspers Ltd., Class N	84,716	4,142
		4,571
Diversified Retail (11.6%)
Chipotle Mexican Grill, Inc. (a)	7,274	1,251
Ctrip.com International Ltd. ADR (a)	177,224	8,462
Dollar Tree, Inc. (a)	14,899	727
Fastenal Co.	69,236	3,683
NetFlix, Inc. (a)	41,072	6,660
Priceline.com, Inc. (a)	24,930	8,684
Sears Holdings Corp. (a)	21,142	1,525
		30,992

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Education Services (0.9%)
Strayer Education, Inc.	13,059	$2,279

Financial Data & Systems (4.3%)
MSCI, Inc., Class A (a)	175,550	5,830
Verisk Analytics, Inc., Class A (a)	199,019	5,575
		11,405
Health Care Services (1.5%)
Stericycle, Inc. (a)	56,059	3,895

Home Building (1.9%)
Gafisa SA ADR	159,266	2,467
NVR, Inc. (a)	4,056	2,626
		5,093
Medical & Dental Instruments & Supplies (1.3%)
Techne Corp.	57,521	3,551

Medical Equipment (0.9%)
Intuitive Surgical, Inc. (a)	8,859	2,514

Metals & Minerals: Diversified (0.5%)
Lynas Corp. Ltd. (a)	1,110,821	1,466

Pharmaceuticals (4.2%)
Gen-Probe, Inc. (a)	84,252	4,083
Ironwood Pharmaceuticals, Inc. (a)	71,417	727
Mead Johnson Nutrition Co.	111,098	6,322
		11,132
Publishing (1.3%)
Morningstar, Inc. (a)	75,042	3,344

Recreational Vehicles & Boats (2.4%)
Edenred (a)	319,767	6,334

Scientific Instruments: Pollution Control (2.6%)
Covanta Holding Corp.	221,989	3,496
Nalco Holding Co.	140,578	3,544
		7,040
Semiconductors & Components (1.0%)
ARM Holdings PLC ADR	138,585	2,600

Shipping (1.5%)
C.H. Robinson Worldwide, Inc.	57,249	4,003

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Wholesale & International Trade (3.0%)
Li & Fung Ltd.	1,402,100	$7,888
Total Common Stocks (Cost $223,088)		257,091

Convertible Preferred Stocks (0.9%)
Alternative Energy (0.5%)
Better Place LLC (b)(c)	457,115	1,371

Pharmaceuticals (0.4%)
Ironwood Pharmaceuticals, Inc. (a)	96,207	980
Total Convertible Preferred Stocks (Cost $2,526)		2,351

Short-Term Investment (4.7%)
Investment Company (4.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $12,462)	12,462,033	12,462
Total Investments (102.2%) (Cost $238,076) +		271,904
Liabilities in Excess of Other Assets (-2.2%)		(5,979)
Net Assets (100.0%)		$265,925

(a)                                 Non-income producing security.

(b)                                 Security has been deemed illiquid at September 30, 2010.

(c)                                  At September 30, 2010, the Portfolio held approximately $1,371,345 of fair valued securities, representing 0.5% of net assets.  These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(d)                                 The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+                                         At September 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $238,076,000 and, accordingly, net unrealized appreciation  for U.S. Federal income tax purposes was $33,828,000 of which $56,491,000 related to appreciated securities and $22,663,000 related to depreciated securities.

ADR                     American Depositary Receipt

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
Mellon Bank NA	USD	343	$343	10/4/10	EUR	252	$343	—@
State Street Bank and Trust Co.	BRL	27	16	10/4/10	USD	16	16	—@
State Street Bank and Trust Co.	HKD	3,014	388	10/4/10	USD	388	388	—@
State Street Bank and Trust Co.	USD	—@	—@	10/4/10	BRL	1	—@	—@
State Street Bank and Trust Co.	USD	33	33	10/4/10	BRL	55	33	—@
State Street Bank and Trust Co.	USD	201	201	10/5/10	EUR	148	201	—@
UBS AG	HKD	3,441	443	10/5/10	USD	443	443	—@
			$1,424				$1,424	$ —@

@	—	Value is less than $500.
BRL	—	Brazilian Real
EUR	—	Euro
HKD	—	Hong Kong Dollar
USD	—	United States Dollar

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Advertising Agencies	$2,609	$—	$—	$2,609
Air Transport	5,491	—	—	5,491
Alternative Energy	10,796	—	—	10,796
Asset Management & Custodian	6,764	—	—	6,764
Beverage: Soft Drinks	2,669	—	—	2,669
Biotechnology	10,454	—	—	10,454
Cable Television Services	2,755	—	—	2,755
Casinos & Gambling	15,384	—	—	15,384
Cement	4,181	—	—	4,181
Chemicals: Diversified	5,599	—	—	5,599
Commercial Services	19,342	—	—	19,342
Communications Technology	2,373	—	—	2,373
Computer Services Software & Systems	43,934	—	—	43,934
Consumer Lending	7,591	—	—	7,591
Cosmetics	32	—	—	32
Diversified Financial Services	3,641	—	—	3,641
Diversified Materials & Processing	5,369	—	—	5,369
Diversified Media	4,571	—	—	4,571
Diversified Retail	30,992	—	—	30,992
Education Services	2,279	—	—	2,279
Financial Data & Systems	11,405	—	—	11,405
Health Care Services	3,895	—	—	3,895
Home Building	5,093	—	—	5,093
Medical & Dental Instruments & Supplies	3,551	—	—	3,551
Medical Equipment	2,514	—	—	2,514
Metals & Minerals: Diversified	1,466	—	—	1,466
Pharmaceuticals	11,132	—	—	11,132
Publishing	3,344	—	—	3,344
Recreational Vehicles & Boats	6,334	—	—	6,334
Scientific Instruments: Pollution Control	7,040	—	—	7,040
Semiconductors & Components	2,600	—	—	2,600
Shipping	4,003	—	—	4,003
Wholesale & International Trade	7,888	—	—	7,888
Total Common Stocks	257,091	—	—	257,091
Convertible Preferred Stocks	980	—	1,371	2,351
Short-Term Investments - Investment Company	12,462	—	—	12,462
Foreign Currency Exchange Contracts	—	—@	—	—@
Total Assets	$270,533	$ —@	$1,371	$271,904

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.  The Fund recognizes transfers between the Levels as of the end of the period.  As of September 30, 2010, securities with a total value of approximately $20,678,000 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Convertible Preferred Stocks (000)
Balance as of 12/31/09	$2,117
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1,137)
Net purchases (sales)	1,371
Transfers in for Level 3	—
Transfers out of Level 3	(980)
Balance as of 9/30/10	$1,371
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/10.	$—

The Universal Institutional Funds, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Common Stocks (98.5%)
Diversified (9.6%)
Cousins Properties, Inc. REIT	676,091	$4,827
Forest City Enterprises, Inc., Class A (a)	641,533	8,231
Lexington Realty Trust REIT	33,150	237
Vornado Realty Trust REIT	350,494	29,978
Winthrop Realty Trust REIT	116,860	1,445
		44,718
Health Care (10.0%)
Assisted Living Concepts, Inc., Class A (a)	148,155	4,510
Capital Senior Living Corp. (a)	112,668	600
HCP, Inc. REIT	414,728	14,922
Healthcare Realty Trust, Inc. REIT	370,339	8,662
LTC Properties, Inc. REIT	28,854	736
Nationwide Health Properties, Inc. REIT	66,565	2,574
Senior Housing Properties Trust REIT	423,815	9,960
Ventas, Inc. REIT	85,554	4,412
		46,376
Industrial (4.6%)
AMB Property Corp. REIT	378,740	10,025
Cabot Industrial Value Fund II, LP (a)(b)(c)(d)	11,760	4,116
DCT Industrial Trust, Inc. REIT	527,721	2,528
Keystone Industrial Fund, LP (a)(b)(c)(d)	6,300,000	4,662
		21,331
Lodging/Resorts (10.0%)
Host Hotels & Resorts, Inc. REIT	1,952,292	28,269
Morgans Hotel Group Co. (a)	30,117	221
Starwood Hotels & Resorts Worldwide, Inc.	342,416	17,994
		46,484
Office (12.2%)
BioMed Realty Trust, Inc. REIT	79,770	1,430
Boston Properties, Inc. REIT	287,447	23,893
BRCP REIT I L.P. (b)(c)(d)	2,928,671	1,025
BRCP REIT II, L.P. REIT (b)(c)(d)	6,775,325	3,252
Brookfield Properties Corp.	683,506	10,608
CommonWealth REIT	22,527	577
Douglas Emmett, Inc. REIT	58,430	1,023
Hudson Pacific Properties, Inc. REIT	156,290	2,558
Kilroy Realty Corp. REIT	63,683	2,110
Mack-Cali Realty Corp. REIT	302,261	9,887
Parkway Properties Inc. REIT	6,480	96
		56,459
Office/Industrial Mixed (1.9%)
Duke Realty Corp. REIT	176,332	2,043
Liberty Property Trust REIT	105,351	3,361
PS Business Parks, Inc. REIT	58,967	3,336
		8,740

The Universal Institutional Funds, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Regional Malls (13.0%)
Macerich Co. (The) REIT	89,639	$3,850
Simon Property Group, Inc. REIT	584,921	54,245
Taubman Centers, Inc. REIT	46,422	2,071
		60,166
Residential Apartments (17.1%)
American Campus Communities, Inc. REIT	29,800	907
Apartment Investment & Management Co., Class A REIT	109,576	2,343
AvalonBay Communities, Inc. REIT	166,025	17,255
BRE Properties, Inc. REIT	270	11
Camden Property Trust REIT	233,204	11,187
Equity Residential REIT	939,858	44,709
Post Properties, Inc. REIT	106,367	2,970
		79,382
Residential Manufactured Homes (1.8%)
Equity Lifestyle Properties, Inc. REIT	156,994	8,553

Self Storage (5.3%)
Public Storage REIT	228,046	22,129
Sovran Self Storage, Inc. REIT	60,052	2,276
		24,405
Shopping Centers (7.7%)
Acadia Realty Trust REIT	248,076	4,713
Equity One, Inc. REIT	10,005	169
Federal Realty Investment Trust REIT	89,914	7,342
Kite Realty Group Trust REIT	98,314	437
Regency Centers Corp. REIT	501,811	19,806
Retail Opportunity Investments Corp.	334,017	3,197
		35,664
Specialty (5.3%)
Colony Financial, Inc. REIT	75,500	1,395
Coresite Realty Corp. (a)	54,180	888
CreXus Investment Corp. REIT	103,470	1,245
Digital Realty Trust, Inc. REIT	32,994	2,036
Plum Creek Timber Co., Inc. REIT	355,636	12,554
Rayonier, Inc. REIT	45,995	2,305
Starwood Property Trust, Inc. REIT	201,801	4,010
		24,433
Total Common Stocks (Cost $356,657)		456,711

The Universal Institutional Funds, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Short-Term Investment (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $9,331)	9,330,653	$9,331
Total Investments (100.5%) (Cost $365,988) +		466,042
Liabilities in Excess of Other Assets (-0.5%)		(2,099)
Net Assets (100.0%)		$463,943

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at September 30, 2010.
(c)

Restricted security valued at fair value and not registered under the Securities Act of 1933, BRCP REIT I, LLC was acquired between 12/04 - 5/08 and has a current cost basis of $1,169,000. BRCP REIT II, LLC was acquired between 1/07 - 1/10 and has a current cost basis of $6,775,000. Cabot Industrial Value Fund II, LP was acquired between 3/07 - 5/09 and has a current cost basis of $5,880,000, Keystone Industrial Fund, LP was acquired between 3/07 - 11/09 and has a current cost basis of $5,260,000. At September 30, 2010, these securities had an aggregate market value of $13,055,000 representing 2.8% of net assets.

(d)

At September 30, 2010, the Portfolio held approximately $13,055,000 of fair valued securities, representing 2.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At September 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $365,988,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $100,054,000 of which $110,697,000 related to appreciated securities and $10,643,000 related to depreciated securities.

REIT	Real Estate Investment Trust

The Universal Institutional Funds, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks
Diversified	$44,718	$—	$—	$44,718
Health Care	46,376	—	—	46,376
Industrial	12,553	—	8,778	21,331
Lodging/Resorts	46,484	—	—	46,484
Office	52,182	—	4,277	56,459
Office/Industrial Mixed	8,740	—	—	8,740
Regional Malls	60,166	—	—	60,166
Residential Apartments	79,382	—	—	79,382
Residential Manufactured Homes	8,553	—	—	8,553
Self Storage	24,405	—	—	24,405
Shopping Centers	35,664	—	—	35,664
Specialty	24,433	—	—	24,433
Total Common Stocks	443,656	—	13,055	456,711
Short-Term Investment — Investment Company	9,331	—	—	9,331
Total	$452,987	$—	$13,055	$466,042

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2010, the Portfolio did not have any significant investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Balance as of 12/31/09	$12,835
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1,776)
Net purchases (sales)	1,996
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 9/30/10	$13,055
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/10.	$(1,776)

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Common Stocks (91.5%)
Asset Management & Custodian (4.4%)
Capital Southwest Corp.	722	$66
CETIP SA - Balcao Organizado de Ativos e Derivativos	15,800	156
Greenhill & Co., Inc.	12,333	978
		1,200
Biotechnology (0.1%)
Alnylam Pharmaceuticals, Inc. (a)	2,974	37

Casinos & Gambling (1.6%)
Lakes Entertainment, Inc. (a)	18,619	32
Universal Entertainment Corp. (a)	18,500	403
		435
Cement (3.3%)
Eagle Materials, Inc.	21,703	514
Texas Industries, Inc.	11,772	371
		885
Chemicals: Diversified (3.1%)
Intrepid Potash, Inc. (a)	11,427	298
Rockwood Holdings, Inc. (a)	17,272	543
		841
Commercial Services (8.9%)
Advisory Board Co. (The) (a)	17,799	786
Corporate Executive Board Co. (The)	6,688	211
CoStar Group, Inc. (a)	15,287	744
Information Services Group, Inc. (a)	37,829	68
MercadoLibre, Inc. (a)	8,382	605
		2,414
Communications Technology (1.8%)
GSI Commerce, Inc. (a)	19,893	491

Computer Services Software & Systems (13.6%)
Acxiom Corp. (a)	4,050	64
Blackboard, Inc. (a)	7,845	283
comScore, Inc. (a)	8,532	201
Forrester Research, Inc. (a)	18,257	604
Longtop Financial Technologies Ltd. ADR (a)	8,420	331
MakeMyTrip Ltd. (a)	4,989	193
NetSuite, Inc. (a)	8,719	205
OpenTable, Inc. (a)	13,097	892
Solera Holdings, Inc.	17,720	783
SuccessFactors, Inc. (a)	5,384	135
		3,691
Diversified Media (0.3%)
CKX, Inc. (a)	17,809	87

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Diversified Retail (5.2%)
Blue Nile, Inc. (a)	17,122	$762
Citi Trends, Inc. (a)	13,708	332
Dena Co., Ltd.	9,600	302
		1,396
Education Services (0.7%)
Ambassadors Group, Inc.	16,275	185

Electronic Components (1.1%)
Cogent Communications Group, Inc. (a)	31,494	298

Entertainment (2.3%)
Vail Resorts, Inc. (a)	16,509	619

Financial Data & Systems (3.3%)
MSCI, Inc., Class A (a)	27,111	900

Health Care Services (2.1%)
athenahealth, Inc. (a)	17,035	562

Health Care Facilities (0.0%)
LCA-Vision, Inc. (a)	664	4

Health Care: Miscellaneous (1.2%)
MedAssets, Inc. (a)	15,063	317

Home Building (3.4%)
Brookfield Incorporacoes SA	82,385	443
Gafisa SA ADR	31,348	485
		928
Hotel/Motel (0.8%)
Gaylord Entertainment Co. (a)	6,389	195
Mandarin Oriental International Ltd.	16,100	27
		222
Insurance: Multi-Line (2.8%)
Greenlight Capital Re Ltd., Class A (a)	24,824	621
Pico Holdings, Inc. (a)	4,988	149
		770
Medical & Dental Instruments & Supplies (3.4%)
Techne Corp.	14,956	923

Metals & Minerals: Diversified (3.8%)
Lynas Corp. Ltd. (a)	780,966	1,030

Oil: Crude Producers (2.5%)
Atlas Energy, Inc. (a)	18,575	532

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Brigham Exploration Co. (a)	7,424	$139
		671
Pharmaceuticals (2.0%)
Gen-Probe, Inc. (a)	10,866	527

Printing and Copying Services (1.3%)
VistaPrint NV (a)	9,381	363

Publishing (1.5%)
Morningstar, Inc. (a)	9,261	413

Real Estate Investment Trusts (REIT) (0.2%)
Consolidated-Tomoka Land Co.	2,103	60

Restaurants (5.5%)
BJ’s Restaurants, Inc. (a)	16,609	468
PF Chang’s China Bistro, Inc.	22,185	1,025
		1,493
Scientific Instruments: Pollution Control (1.4%)
Covanta Holding Corp.	23,880	376

Semiconductors & Components (1.9%)
Tessera Technologies, Inc. (a)	27,003	500

Technology: Miscellaneous (0.9%)
iRobot Corp. (a)	11,205	208
Market Leader, Inc. (a)	17,401	38
		246
Textiles Apparel & Shoes (1.6%)
Lululemon Athletica, Inc. (a)	9,451	423

Transportation Miscellaneous (0.9%)
Integrated Distribution Services Group Ltd.	72,000	234

Utilities: Electrical (4.6%)
Brookfield Infrastructure Partners LP	39,557	768
Prime Infrastructure Group	113,183	480
		1,248
Total Common Stocks (Cost $23,175)		24,789

Preferred Stocks (2.0%)
Biotechnology (0.8%)
Pacific Biosciences of California, Inc. (a)(b)(c)	28,120	214

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Computer Services Software & Systems (0.7%)
Ning, Inc. Series D (a)(b)(c)	30,861	$179

Health Care Services (0.5%)
Castlight Health, Inc. (b)(c)	32,177	132

Alternative Energy (0.7%)
Better Place LLC (Convertible) (a)(b)(c)	62,616	188

Communications Technology (0.6%)
Twitter, Inc. Series E (Convertible) (a)(b)(c)	10,483	168

Computer Services Software & Systems (0.5%)
Youku.com Inc. (Convertible) (c)	269,531	134

Diversified Financial Services (0.4%)
Xoom Corp. Series F (Convertible) (a)(b)(c)	56,405	113

Pharmaceuticals (1.4%)
Ironwood Pharmaceuticals, Inc. (Convertible)	36,808	375
Total Preferred Stocks (Cost $1,431)		1,503

Short-Term Investment (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $539)	538,513	539
Total Investments (99.1%) (Cost $25,145) +		26,831
Other Assets in Excess of Liabilities (0.9%)		253
Net Assets (100.0%)		$27,084

(a)	Non-income producing security.
(b)

At September 30, 2010, the Portfolio held approximately $863,000 of fair valued securities, representing 3.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(c)	Security has been deemed illiquid at September 30, 2010.
(d)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

+

At September 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $25,145,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,686,000 of which $4,783,000 related to appreciated securities and $3,097,000 related to depreciated securities.

ADR	American Depositary Receipt

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
State Street Bank and Trust Company	HKD	25	$3	10/4/10	USD	3	$3	$	—@
UBS AG	HKD	75	10	10/5/10	USD	10	10	—@
			$13				$13	$	—@

@		Value is less than $500.
HKD	—	Hong Kong Dollar
USD	—	United States Dollar

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Asset Management & Custodian	$1,200	$—	$—	$1,200
Biotechnology	37	—	—	37
Casinos & Gambling	435	—	—	435
Cement	885	—	—	885
Chemicals: Diversified	841	—	—	841
Commercial Services	2,414	—	—	2,414
Communications Technology	491	—	—	491
Computer Services Software & Systems	3,691	—	—	3,691
Diversified Media	87	—	—	87
Diversified Retail	1,396	—	—	1,396
Education Services	185	—	—	185
Electronic Components	298	—	—	298
Entertainment	619	—	—	619
Financial Data & Systems	900	—	—	900
Health Care Services	562	—	—	562
Health Care Facilities	4	—	—	4
Health Care: Miscellaneous	317	—	—	317
Home Building	928	—	—	928
Hotel/Motel	222	—	—	222
Insurance: Multi-Line	770	—	—	770
Medical & Dental Instruments & Supplies	923	—	—	923
Metals & Minerals: Diversified	1,030	—	—	1,030
Oil: Crude Producers	671	—	—	671
Pharmaceuticals	527	—	—	527
Printing and Copying Services	363	—	—	363
Publishing	413	—	—	413
Real Estate Investment Trusts (REIT)	60	—	—	60
Restaurants	1,493	—	—	1,493
Scientific Instruments: Pollution Control	376	—	—	376
Semiconductors & Components	500	—	—	500
Technology: Miscellaneous	246	—	—	246
Textiles Apparel & Shoes	423	—	—	423
Transportation Miscellaneous	234	—	—	234
Utilities: Electrical	1,248	—	—	1,248
Total Common Stocks	24,789	—	—	24,789
Preferred Stocks
Biotechnology	—	—	214	214
Computer Services Software & Systems	—	—	179	180
Health Care Services	—	—	132	132
Alternative Energy	—	—	188	188
Communications Technology	—	—	168	167
Computer Services Software & Systems	—	—	134	134
Diversified Financial Services	—	—	113	113
Pharmaceuticals	375	—	—	375
Total Preferred Stocks	375	—	1,128	1,503
Short- Term Investments — Investment Company	539	—	—	539
Foreign Currency Exchange Contracts	—	—@	—	—@
Total Assets	25,703	—@	1,128	26,831

Liabilities:
Foreign Currency Exchange Contracts	—	—@	—	—@
Total	$25,703	$ —@	$1,128	$26,831

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of period. As of September 30, 2010, securities with a total value of approximately $2,919,000 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Preferred
Stocks (000)
Balance as of 12/31/09	$1,446
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(558)
Net purchases (sales)	615
Transfers in for Level 3	—
Transfers out of Level 3	(375)
Balance as of 9/30/10	$1,128

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/10.	$(124)

The Universal Institutional Funds, Inc.

Capital Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Common Stocks (96.7%)
Air Transport (2.1%)
Expeditors International of Washington, Inc.	39,179	$1,811

Alternative Energy (3.6%)
Range Resources Corp.	19,785	754
Ultra Petroleum Corp. (a)	58,397	2,452
		3,206
Biotechnology (2.4%)
Illumina, Inc. (a)	43,644	2,147

Casinos & Gambling (6.3%)
Las Vegas Sands Corp. (a)	86,726	3,022
Wynn Resorts Ltd.	29,087	2,524
		5,546
Cement (0.9%)
Martin Marietta Materials, Inc.	10,650	820

Chemicals: Diversified (2.1%)
Monsanto Co.	39,359	1,886

Commercial Finance & Mortgage Companies (2.2%)
BM&F Bovespa SA	227,774	1,905

Commercial Services (6.4%)
Corporate Executive Board Co. (The)	19,304	609
eBay, Inc. (a)	89,471	2,183
Leucadia National Corp. (a)	66,502	1,571
SGS SA (Registered)	790	1,277
		5,640
Communications Technology (2.2%)
Cisco Systems, Inc. (a)	43,516	953
Research In Motion Ltd. (a)	20,738	1,010
		1,963
Computer Services Software & Systems (18.8%)
Adobe Systems, Inc. (a)	29,818	780
Baidu, Inc. ADR (a)	32,866	3,373
Google, Inc., Class A (a)	9,025	4,745
Salesforce.com, Inc. (a)	22,417	2,506
Tencent Holdings Ltd.	66,900	1,462
Teradata Corp. (a)	64,309	2,480
VMware, Inc., Class A (a)	13,927	1,183
		16,529
Computer Technology (7.1%)
Apple, Inc. (a)	21,899	6,214

Consumer Lending (4.8%)
Berkshire Hathaway, Inc., Class B (a)	19,992	1,653
CME Group, Inc.	4,121	1,073

The Universal Institutional Funds, Inc.

Capital Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Redecard SA	95,724	$1,485
		4,211
Diversified Media (1.6%)
Naspers Ltd., Class N	29,422	1,438

Diversified Retail (9.5%)
Amazon.com, Inc. (a)	40,617	6,379
NetFlix, Inc. (a)	8,248	1,338
Sears Holdings Corp. (a)	8,537	616
		8,333
Health Care: Miscellaneous (1.6%)
Alcon, Inc.	8,266	1,379

Insurance: Multi-Line (1.3%)
Loews Corp.	30,414	1,153

Medical Equipment (1.2%)
Intuitive Surgical, Inc. (a)	3,597	1,021

Pharmaceuticals (5.9%)
Allergan, Inc.	15,787	1,050
Gen-Probe, Inc. (a)	9,535	462
Johnson & Johnson	21,464	1,330
Mead Johnson Nutrition Co.	40,849	2,325
		5,167
Real Estate Investment Trusts (REIT) (3.8%)
Brookfield Asset Management, Inc., Class A	117,373	3,330

Recreational Vehicles & Boats (2.5%)
Edenred (a)	110,241	2,184

Restaurants (3.0%)
Starbucks Corp.	52,082	1,332
Yum! Brands, Inc.	28,763	1,325
		2,657
Securities Brokerage & Services (0.9%)
Charles Schwab Corp. (The)	59,760	831

Semiconductors & Components (0.5%)
First Solar, Inc. (a)	3,085	455

Shipping (1.4%)
C.H. Robinson Worldwide, Inc.	17,438	1,219

The Universal Institutional Funds, Inc.

Capital Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

	Shares	Value (000)
Tobacco (1.5%)
Philip Morris International, Inc.	24,048	$1,347

Wholesale & International Trade (3.1%)
Li & Fung Ltd.	488,000	2,745
Total Common Stocks (Cost $70,521)		85,137

Convertible Preferred Stocks (0.6%)
Alternative Energy (0.6%)
Better Place LLC (a)(b)(c)	173,780	521

Short-Term Investment (3.2%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $2,781)	2,780,969	2,781
Total Short-Term Investments (Cost $2,781)		2,781
Total Investments (100.5%) (Cost $73,823) +		88,439
Liabilities in Excess of Other Assets (-0.5%)		(430)
Net Assets (100.0%)		$88,009

(a)	Non-income producing security.
(b)

At September 30, 2010, the Portfolio held approximately $521,000 of fair valued securities, representing 0.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(c)	Security has been deemed illiquid at September 30, 2010.
(d)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

+

At September 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $73,823,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $14,616,000 of which $22,155,000 related to appreciated securities and $7,539,000 related to depreciated securities.

ADR	American Depositary Receipt

The Universal Institutional Funds, Inc.

Capital Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
Mellon Bank NA	USD	84	$84	10/4/10	EUR	61	$84	—@
State Street Bank and Trust Company	USD	49	49	10/5/10	EUR	36	49	—@
State Street Bank and Trust Company	BRL	11	6	10/4/10	USD	6	6	—@
			$139				$139	$ —@

@		Value is less than $500.
BRL	—	Brazilian Real
EUR	—	Euro
USD	—	United States Dollar

The Universal Institutional Funds, Inc.

Capital Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Transport	$1,811	$—	$—	$1,811
Alternative Energy	3,206	—	—	3,206
Biotechnology	2,147	—	—	2,147
Casinos & Gambling	5,546	—	—	5,546
Cement	820	—	—	820
Chemicals: Diversified	1,886	—	—	1,886
Commercial Finance & Mortgage Companies	1,905	—	—	1,905
Commercial Services	5,640	—	—	5,640
Communications Technology	1,963	—	—	1,963
Computer Services Software & Systems	16,529	—	—	16,529
Computer Technology	6,214	—	—	6,214
Consumer Lending	4,211	—	—	4,211
Diversified Media	1,438	—	—	1,438
Diversified Retail	8,333	—	—	8,333
Health Care: Miscellaneous	1,379	—	—	1,379
Insurance: Multi-Line	1,153	—	—	1,153
Medical Equipment	1,021	—	—	1,021
Pharmaceuticals	5,167	—	—	5,167
Real Estate Investment Trusts (REIT)	3,330	—	—	3,330
Recreational Vehicles & Boats	2,184	—	—	2,184
Restaurants	2,657	—	—	2,657
Securities Brokerage & Services	831	—	—	831
Semiconductors & Components	455	—	—	455
Shipping	1,219	—	—	1,219
Tobacco	1,347	—	—	1,347
Wholesale & International Trade	2,745	—	—	2,745
Total Common Stocks	85,137	—	—	85,137
Convertible Preferred Stocks	—	—	521	521
Short-Term Investments - Investment Company	2,781	—	—	2,781
Foreign Currency Exchange Contracts	—	—@	—	—@
Total Assets	87,918	—@	521	88,439
Liabilities:
Foreign Currency Exchange Contracts	—	—@	—	—@
Total Liabilities	—	—@	—	—@
Total	$87,918	$ —@	$521	$88,439

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2010, securities with a total value of approximately $8,874,000 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)

Balance as of 12/31/09	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	521
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 9/30/10	$521
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/10.	$—

Notes to Portfolio of Investments (unaudited)

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Portfolio’s would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determine such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Universal Institutional Funds, Inc.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
November 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
November 16, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 16, 2010